WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND		March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

		Par Value		Value
U.S. TREASURY OBLIGATIONS - 9.0%
U.S. Treasury Bonds - 2.3%
4.750%, due 02/15/37		$430,000		$587,958
4.375%, due 02/15/38		610,000		806,248
1.875%, due 02/15/41		979,000		911,694
2.750%, due 11/15/47		470,000		503,194
3.000%, due 02/15/49		1,095,000		1,231,704
2.000%, due 02/15/50		495,000		453,312
1.250%, due 05/15/50		350,000		264,523
1.625%, due 11/15/50		1,550,300		1,293,047
1.875%, due 02/15/51		910,000		807,625
				6,859,305
U.S. Treasury Notes - 5.0%
0.125%, due 06/30/22		1,530,000		1,530,239
0.125%, due 03/31/23		114,400		114,329
0.125%, due 10/15/23		1,000		997
2.375%, due 02/29/24		155,000		164,155
0.250%, due 03/15/24		4,157,900		4,146,856
2.125%, due 09/30/24		550,000		581,023
2.250%, due 10/31/24		680,000		721,437
2.750%, due 02/28/25		410,000		443,697
3.000%, due 09/30/25		670,000		735,534
0.750%, due 03/31/26		2,132,000		2,113,345
1.625%, due 10/31/26		420,000		432,141
2.000%, due 11/15/26		470,000		493,206
0.500%, due 06/30/27		750,000		715,781
0.375%, due 09/30/27		69,000		64,935
1.250%, due 03/31/28		1,533,000		1,517,191
2.625%, due 02/15/29		480,000		519,225
1.125%, due 02/15/31 (a)		820,000		774,772
				15,068,863
U.S. Treasury Inflation-Protected Note - 0.2%
0.125%, due 01/15/30		401,600		434,795
U.S. Treasury Bill - 1.5%
0.021%, due 05/06/21 (b)		4,490,000		4,489,935
Total U.S. Treasury Obligations (Cost $26,932,546)				26,852,898

AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.7%
Federal Home Loan Mortgage Corp. - 2.5%
Freddie Mac REMICS
Series 2989, 33.208%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (c)		105,699		238,667
Series 4249, 4.564%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (c)		781,853		737,448
Series 4355, 4.000%, due 05/15/44		4,582,817		5,090,113
Freddie Mac STACR REMIC Trust 2020-DNA3
Series 2020-DNA3, 3.109%, due 06/25/50 (1 Month U.S. LIBOR + 3.000%) (c)(d)		494,298		495,959
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 2.009%, due 01/25/50 (1 Month U.S. LIBOR + 1.900%) (c)(d)		480,532		479,621
Freddie Mac STACR Trust 2019-HQA2
Series 2019-HQA2, 2.159%, due 04/25/49 (1 Month U.S. LIBOR + 2.050%) (c)(d)		380,879		379,863
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN3, 4.109%, due 08/25/24 (1 Month U.S. LIBOR + 4.000%) (c)		85,817		87,308
Series 2017-DNA2, 1.309%, due 10/25/29 (1 Month U.S. LIBOR + 1.200%) (c)		36,255		36,305
Series 2017-DNA3, 0.859%, due 03/25/30 (1 Month U.S. LIBOR + 0.750%) (c)		53,655		53,666
FREMF 2018-KF49 Mortgage Trust
Series 2018-KF49, 2.019%, due 06/25/25 (1 Month U.S. LIBOR + 1.900%) (c)(d)		58,303		57,807
				7,418,090
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.7%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-L06, 1.364%, due 12/25/29		956,000		85,963
Series K-109, 1.583%, due 04/25/30 (e)		669,299		81,357
Series K-117, 1.244%, due 08/25/30 (e)		1,298,011		125,295
Series K-G04, 0.854%, due 11/25/30 (e)		1,899,603		127,805
Series K-122, 0.883%, due 11/25/30 (e)		1,859,308		133,765
Series K-1515, 1.151%, due 02/25/35 (e)		799,359		125,788
Series K-1517, 1.334%, due 07/25/35 (e)		899,558		131,034
Series K-1518, 0.874%, due 10/25/35 (e)		1,497,309		139,114
Freddie Mac REMICS
Series 2980, 6.594%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR) (c)		525,185		70,471
Series 3311, 6.304%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR) (c)		1,847,443		424,379
Series 3359, 5.614%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR) (c)		873,401		138,047
Series 4077, 5.894%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR) (c)		631,053		110,290
Series 3966, 5.794%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR) (c)		998,981		153,809
Series 4089, 5.894%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR) (c)		768,922		131,798
				1,978,915
Federal National Mortgage Association - 0.9%
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 2.409%, due 08/25/31 (1 Month U.S. LIBOR + 2.300%) (c)(d)		86,926		86,984
Connecticut Avenue Securities Trust 2019-R04
Series 2019-R04, 2.209%, due 06/25/39 (1 Month U.S. LIBOR + 2.100%) (c)(d)		42,785		42,827
Connecticut Avenue Securities Trust 2019-R06
Series 2019-R06, 2.209%, due 09/25/39 (1 Month U.S. LIBOR + 2.100%) (c)(d)		58,635		58,709
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 2.109%, due 01/25/40 (1 Month U.S. LIBOR + 2.000%) (c)(d)		500,000		498,184
Fannie Mae Connecticut Avenue Securities
Series 1M2, 4.109%, due 05/25/25 (1 Month U.S. LIBOR + 4.000%) (c)		284,794		287,911
Series 2015-C04, 5.659%, due 04/25/28 (1 Month U.S. LIBOR + 5.550%) (c)		107,944		113,727
Series 2016-C04, 4.359%, due 01/25/29 (1 Month U.S. LIBOR + 4.250%) (c)		194,972		202,791
Series 2017-C02, 3.759%, due 09/25/29 (1 Month U.S. LIBOR + 3.650%) (c)		297,549		304,794
Series 2017-C07, 2.609%, due 05/25/30 (1 Month U.S. LIBOR + 2.500%) (c)		303,164		304,477
Series 2018-C01, 2.359%, due 07/25/30 (1 Month U.S. LIBOR + 2.250%) (c)		216,797		216,797
Series 2018-C05, 2.459%, due 01/25/31 (1 Month U.S. LIBOR + 2.350%) (c)		78,111		77,996
Series 2018-C06, 2.209%, due 03/25/31 (1 Month U.S. LIBOR + 2.100%) (c)		410,926		408,660
				2,603,857
Federal National Mortgage Association Interest-Only Strips - 1.2%
Fannie Mae Interest Strip
3.500%, due 04/25/44		3,562,135		562,525
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31		4,916,276		253,629
Series 2014-63, 3.500%, due 06/25/33		2,651,742		133,018
Series 2007-50, 6.341%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (c)		3,112,174		593,860
Series 2009-78, 6.631%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (c)		4,388,624		1,067,267
Series 2011-124, 6.391%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (c)		728,457		142,822
Series 2012-20, 6.341%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (c)		718,283		127,467
Series 2012-76, 5.891%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (c)		348,500		61,788
Series 2014-28, 5.941%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR) (c)		2,279,744		359,432
Series 2017-53, 4.000%, due 07/25/47		346,899		33,680
Series 2008-22, 6.051%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (c)		1,975,723		428,399
				3,763,887
Government National Mortgage Association Interest-Only Strips - 0.4%
Government National Mortgage Association
Series 2010-133, 5.964%, due 10/16/40 (6.070% - 1 Month U.S. LIBOR) (c)		3,419,284		531,971
Series 2014-102, 5.539%, due 02/20/44 (5.650% - 1 Month U.S. LIBOR) (c)		3,053,211		461,821
Series 2018-083, 5.000%, due 01/20/48		1,777,119		236,310
				1,230,102
Total Agency Mortgage-Backed Obligations (Cost $16,250,309)				16,994,851

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.5%
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 3.206%, due 04/15/34 (1 Month U.S. LIBOR + 3.100%) (c)(d)		135,000		135,042
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 4.106%, due 04/15/34 (1 Month U.S. LIBOR + 4.000%) (c)(d)		500,000		500,155
Alternative Loan Trust 2006-HY11
Series A-1, 0.349%, due 06/25/36 (1 Month U.S. LIBOR + 0.240%) (c)		348,969		333,797
Alternative Loan Trust 2006-OA6
Series FLT, 0.529%, due 07/25/46 (1 Month U.S. LIBOR + 0.420%) (c)		1,545,065		1,370,267
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37		610,546		451,025
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 0.279%, due 05/25/47 (1 Month U.S. LIBOR + 0.170%) (c)		363,436		340,091
Angel Oak Mortgage Trust I LLC 2019-2
Series 2019-2, 6.286%, due 03/25/49 (d)(e)		1,300,000		1,326,108
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49 (d)(e)		131,495		133,985
Arroyo Mortgage Trust 2019-2
Series A1, 3.347%, due 04/25/49 (d)(e)		195,901		200,205
Arroyo Mortgage Trust 2019-2
Series 2019-2, 3.800%, due 04/25/49 (d)(e)		293,036		299,809
Arroyo Mortgage Trust 2019-3
Series 2019-3, 2.962%, due 10/25/48 (d)(e)		103,477		105,092
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 2.956%, due 11/15/34 (1 Month U.S. LIBOR + 2.850%) (c)(d)		100,000		93,537
Bear Stearns ARM Trust 2004-10
Series 2004-10, 2.754%, due 01/25/35 (e)		291,566		286,951
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 3.759%, due 07/15/53 (d)		100,000		101,981
Benchmark 2020-IG3 Mortgage Trust
Series 2020-IG3, 3.289%, due 09/15/48 (d)(e)		1,000,000		1,027,421
BF 2019-NYT Mortgage Trust
Series 2019-NYT, 2.606%, due 12/15/35 (1 Month U.S. LIBOR + 2.500%) (c)(d)		325,000		316,879
BHMS 2018-ATLS
Series 2018-ATLS, 2.006%, due 07/15/35 (1 Month U.S. LIBOR + 1.900%) (c)(d)		129,000		128,355
BHP Trust 2019-BXHP
Series 2019-BXHP, 1.877%, due 08/15/36 (1 Month U.S. LIBOR + 1.771%) (c)(d)		128,100		128,020
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC, 3.006%, due 04/15/34 (1 Month U.S. LIBOR + 2.900%) (c)(d)		108,000		105,034
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.026%, due 10/15/36 (1 Month U.S. LIBOR + 0.920%) (c)(d)		380,907		381,145
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 2.756%, due 10/15/36 (1 Month U.S. LIBOR + 2.650%) (c)(d)		291,558		291,649
BX Trust 2018-GW
Series 2018-GW, 2.526%, due 05/15/35 (1 Month U.S. LIBOR + 2.420%) (c)(d)		500,000		497,501
BX Trust 2018-GW
Series 2018-GW, 3.026%, due 05/15/35 (1 Month U.S. LIBOR + 2.920%) (c)(d)		83,000		80,869
BX Trust 2019-CALM
Series 2019-CALM, 2.106%, due 11/15/32 (1 Month U.S. LIBOR + 2.000%) (c)(d)		195,000		194,514
CFCRE Commercial Mortgage Trust 2011-C1
Series 2011-C1, 6.896%, due 04/15/44 (d)(e)		120,729		119,740
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 3.130%, due 09/25/37 (e)		1,093,442		957,251
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48 (d)(e)		500,000		514,625
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49 (d)(e)		62,452		63,331
CIM Trust 2019-J1
Series 2019-J1, 4.004%, due 08/25/49 (d)(e)		189,643		188,822
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.110%, due 11/10/46 (d)(e)		100,000		89,221
Citigroup Commercial Mortgage Trust 2015-GC27
Series C, 4.420%, due 02/10/48 (e)		164,000		173,741
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 3.972%, due 07/10/49 (d)(e)		500,000		429,740
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.066%, due 11/10/51 (d)(e)		380,000		365,862
Citigroup Commercial Mortgage Trust 2019-SMRT
Series E, 4.745%, due 01/10/36 (d)(e)		116,000		119,829
Citigroup Mortgage Loan Trust 2015-RP2
Series B-4, 4.250%, due 01/25/53 (d)		736,544		744,968
Citigroup Mortgage Loan Trust 2019-E
Series 2019-E, 3.228%, due 11/25/70 (d)		599,303		610,104
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CCRE16, 4.907%, due 04/10/47 (e)		165,904		177,144
CSMC 2020-NET
Series 2020-NET, 3.704%, due 08/15/37 (d)(e)		118,000		120,753
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59 (d)		78,742		80,580
CSMC Trust 2017-CHOP
Series 2017-CHOP, 3.406%, due 07/15/32 (1 Month U.S. LIBOR + 3.300%) (c)(d)		149,000		134,136
CSWF 2018-TOP
Series 2018-TOP, 2.856%, due 08/15/35 (1 Month U.S. LIBOR + 2.750%) (c)(d)		160,000		158,700
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 1.456%, due 06/15/33 (1 Month U.S. LIBOR + 1.350%) (c)(d)		325,000		321,955
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 2.556%, due 06/15/33 (1 Month U.S. LIBOR + 2.450%) (c)(d)		140,000		133,003
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1, 6.141%, due 11/10/46 (d)(e)		209,476		209,621
DBUBS 2011-LC2 Mortgage Trust
Series 2011-LC2, 3.765%, due 07/10/44 (1 Month U.S. LIBOR + 3.650%) (c)(d)		140,000		123,677
DBUBS 2017-BRBK Mortgage Trust
Series 2017-BRBK, 3.530%, due 10/10/34 (d)(e)		320,000		326,800
First Republic Mortgage Trust 2020-1
Series B-1, 2.885%, due 04/25/50 (d)(e)		698,434		707,548
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 4.985%, due 10/25/48 (d)(e)		476,438		513,619
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 3.963%, due 12/10/36 (d)(e)		120,000		120,659
Fontainebleau Miami Beach Trust 2019-FBLU
Series G, 3.963%, due 12/10/36 (d)(e)		112,000		111,217
GCAT 2020-3 LLC
Series LLC, 2.981%, due 09/25/25 (d)		1,860,252		1,860,221
Grace Trust 2020-GRCE
Series 2020-GRCE, 2.680%, due 12/10/40 (d)(e)		196,000		182,050
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 3.237%, due 12/15/36 (1 Month U.S. LIBOR + 3.131%) (c)(d)		124,000		118,422
GS Mortgage Securities Corp. Trust 2012-ALOHA
Series 2012-ALOHA, 3.551%, due 04/10/34 (d)		116,000		116,606
GS Mortgage Securities Corp. Trust 2018-LUAU
Series E, 2.656%, due 11/15/32 (1 Month U.S. LIBOR + 2.550%) (c)(d)		150,000		147,564
GS Mortgage Securities Corp. Trust 2018-RIVR
Series C, 1.356%, due 07/15/35 (1 Month U.S. LIBOR + 1.250%) (c)(d)		122,000		118,722
GS Mortgage Securities Corp. Trust 2018-RIVR
Series F, 2.206%, due 07/15/35 (1 Month U.S. LIBOR + 2.100%) (c)(d)		1,000,000		901,359
GS Mortgage Securities Corp. Trust 2019-SOHO
Series E, 1.981%, due 06/15/36 (1 Month U.S. LIBOR + 1.875%) (c)(d)		340,000		325,915
GS Mortgage Securities Trust 2015-GC32
Series 2015-GC32, 4.423%, due 07/10/48 (e)		165,000		176,476
GS Mortgage-Backed Securities Corp. Trust 2020-PJ6
Series A-4, 2.500%, due 05/25/51 (d)(e)		490,000		495,412
GSAA Home Equity Trust 2005-6
Series 2005-6, 0.754%, due 06/25/35 (1 Month U.S. LIBOR + 0.645%) (c)		1,100,757		1,101,913
GSAA Home Equity Trust 2006-4
Series 2006-4, 3.067%, due 03/25/36 (e)		523,138		412,403
GSAA Home Equity Trust 2007-7
Series 2007-7, 0.649%, due 07/25/37 (1 Month U.S. LIBOR + 0.540%) (c)		281,534		276,143
GSCG Trust 2019-600C
Series 2019-600C, 3.985%, due 09/06/34 (d)(e)		183,000		179,337
Home RE 2021-1 Ltd.
Series LTD, 2.409%, due 07/25/33 (1 Month U.S. LIBOR + 2.300%) (c)(d)		500,000		487,661
Homeward Opportunities Fund Trust 2020-BPL1
Series A2, 5.438%, due 08/25/25 (d)		500,000		502,825
HPLY Trust 2019-HIT
Series 2019-HIT, 3.256%, due 11/15/36 (1 Month U.S. LIBOR + 3.150%) (c)(d)		153,758		147,226
Hudson Yards 2019-55HY Mortgage Trust
Series F, 2.943%, due 12/10/41 (d)(e)		100,000		93,364
IMT Trust 2017-APTS
Series 2017-APTS, 2.256%, due 06/15/34 (1 Month U.S. LIBOR + 2.150%) (c)(d)		164,482		158,627
IMT Trust 2017-APTS
Series 2017-APTS, 2.956%, due 06/15/34 (1 Month U.S. LIBOR + 2.850%) (c)(d)		50,610		50,104
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 2.266%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (c)(d)		125,000		123,708
JP Morgan Chase Commercial Mortgage Securities Corp.
Series D, 4.613%, due 07/05/31 (d)(e)		932,000		979,015
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.425%, due 08/15/46 (d)(e)		190,000		190,500
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series D, 5.425%, due 08/15/46 (d)(e)		268,000		249,822
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series E, 3.986%, due 01/15/46 (d)(e)		445,000		378,520
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16
Series D, 5.023%, due 12/15/46 (d)(e)		380,000		388,655
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 3.53820, 3.538%, due 07/15/47 (d)		120,000		124,709
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series B, 4.399%, due 07/15/47 (e)		132,000		142,520
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series E, 3.106%, due 06/15/35 (1 Month U.S. LIBOR + 3.000%) (c)(d)		21,600		21,613
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/05/33 (d)		141,000		145,136
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/05/33 (d)(e)		1,400,000		1,409,785
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37 (d)		100,000		100,363
JP Morgan Mortgage Trust 2018-6
Series 2018-6, 3.928%, due 12/25/48 (d)(e)		373,577		395,189
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.186%, due 01/25/49 (d)(e)		475,025		506,692
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.202%, due 03/25/50 (d)(e)		194,448		196,041
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.500%, due 03/25/50 (d)(e)		36,903		36,842
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50 (d)(e)		300,000		304,299
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50 (d)(e)		206,326		208,994
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.854%, due 02/15/48 (d)(e)		124,000		112,236
JPMCC Re-REMIC Trust 2015-FRR2
Series 2015-FRR2, 2.153%, due 12/27/46 (d)(e)		150,000		148,556
Legacy Mortgage Asset Trust 2020-GS3
Series A2, 4.000%, due 05/25/60 (d)		900,000		898,552
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.585%, due 03/10/49 (d)(e)		274,000		282,998
MBRT 2019-MBR
Series 2019-MBR, 2.655%, due 11/15/36 (1 Month U.S. LIBOR + 2.549%) (c)(d)		100,000		98,501
MF1 Multifamily Housing Mortgage Loan Trust
2.608%, due 07/15/36 (1 Month U.S. LIBOR + 2.500%) (c)(d)(f)		100,000		99,962
MFA 2020-NQM3 Trust
1.632%, due 01/26/65 (d)(e)		420,060		419,828
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 0.679%, due 12/25/35 (1 Month U.S. LIBOR + 0.570%) (c)		811,692		747,311
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 3.707%, due 11/15/46 (d)		220,000		138,338
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-C17, 4.474%, due 08/15/47 (e)		117,000		121,053
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-C34, 4.180%, due 11/15/52 (e)		170,000		182,317
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 2.656%, due 07/15/35 (1 Month U.S. LIBOR + 2.550%) (c)(d)		60,000		59,255
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 3.156%, due 07/15/35 (1 Month U.S. LIBOR + 3.050%) (c)(d)		40,000		38,471
Morgan Stanley Capital I Trust 2019-NUGS
Series E, 3.744%, due 12/15/36 (1 Month U.S. LIBOR + 2.244%) (c)(d)		147,000		145,621
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 4.344%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (c)(d)(f)		125,000		120,062
Morgan Stanley Capital I Trust 2019-PLND
Series E, 2.256%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (c)(d)		189,000		167,433
Motel 6 Trust 2017-MTL6
Series 2017-MTL6, 3.356%, due 08/15/34 (1 Month U.S. LIBOR + 3.250%) (c)(d)		249,561		249,873
Motel 6 Trust 2017-MTL6
Series 2017-MTL6, 4.356%, due 08/15/34 (1 Month U.S. LIBOR + 4.250%) (c)(d)		138,021		138,280
MSCG Trust 2018-SELF
Series 2018-SELF, 3.156%, due 10/15/37 (1 Month U.S. LIBOR + 3.050%) (c)(d)		150,000		149,907
Natixis Commercial Mortgage Securities Trust 2018-850T
Series D, 1.560%, due 07/15/33 (1 Month U.S. LIBOR + 1.453%) (c)(d)		152,000		148,304
One New York Plaza Trust 2020-1NYP
Series C, 2.306%, due 01/15/26 (1 Month U.S. LIBOR + 2.200%) (c)(d)		160,000		161,597
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.905%, due 10/25/49 (d)(e)(f)		1,525,344		1,498,730
Renaissance Home Equity Loan Trust 2004-4
Series 2004-4, 5.818%, due 02/25/35		344,778		286,247
Tharaldson Hotel Portfolio Trust 2018-THPT
Series E, 3.434%, due 11/11/34 (1 Month U.S. LIBOR + 3.330%) (c)(d)		113,411		109,727
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C4, 4.447%, due 10/15/50 (e)		250,000		263,223
Velocity Commercial Capital Loan Trust 2020-2
5.000%, due 05/25/50 (d)(e)		500,000		487,939
VOLT XCII LLC
Series 2021-NPL1, 4.949%, due 02/27/51 (d)		700,000		699,700
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 2.835%, due 03/25/37 (e)		481,611		442,834
Wells Fargo Commercial Mortgage Trust 2016-C37
Series C, 4.485%, due 12/15/49 (e)		132,000		141,717
Wells Fargo Mortgage Backed Securities 2020-2 Trust
Series 2020-2, 3.000%, due 12/25/49 (d)(e)		300,000		305,148
Wells Fargo Mortgage Backed Securities 2020-2 Trust
Series 2020-2, 3.000%, due 12/25/49 (d)(e)		199,935		204,269
Wells Fargo Mortgage Backed Securities 2020-2 Trust
Series 2020-2, 3.269%, due 12/25/49 (d)(e)		294,634		304,399
WFRBS Commercial Mortgage Trust 2011-C5
Series 2011-C5, 5.673%, due 11/15/44 (d)(e)		190,000		192,957
WFRBS Commercial Mortgage Trust 2013-C12
Series 2013-C12, 3.500%, due 03/15/48 (d)		900,000		734,048
Total Non-Agency Mortgage-Backed Obligations (Cost $40,567,300)				40,500,224

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.1%
BANK 2017-BNK8
Series 2017-BNK8, 1.271%, due 11/15/50 (d)(e)		7,050,000		530,362
BANK 2018-BNK11
Series 2018-BNK11, 0.480%, due 03/15/61 (e)		11,557,833		349,730
BANK 2019-BNK21
Series 2019-BNK21, 0.872%, due 10/17/52 (e)		4,289,330		258,312
BANK 2020-BNK30
Series 2020-BNK30, 1.344%, due 12/15/53 (e)		1,296,432		128,414
Barclays Commercial Mortgage Trust 2019-C3
Series 2019-C3, 1.344%, due 05/15/52 (e)		1,464,464		133,101
Benchmark 2018-B2 Mortgage Trust
Series 2018-B2, 0.414%, due 02/15/51 (e)		5,223,084		108,956
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/15/51 (d)(e)		7,000,000		769,644
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 0.900%, due 03/15/62 (d)(e)		2,820,000		191,213
Benchmark 2020-B17 Mortgage Trust
Series 2020-B17, 1.419%, due 03/15/53 (e)		2,538,350		229,644
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 1.794%, due 07/15/53 (e)		1,559,040		178,475
Benchmark 2020-B22 Mortgage Trust
Series 2020-B22, 1.523%, due 01/15/54 (e)		1,288,427		159,403
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.289%, due 05/10/50 (e)		1,711,366		96,334
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.648%, due 05/10/58 (e)		718,927		49,945
CFCRE Commercial Mortgage Trust 2017-C8
Series 2017-C8, 1.594%, due 06/15/50 (e)		1,359,045		92,549
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 1.849%, due 05/10/49 (e)		790,459		61,284
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 0.902%, due 09/15/50 (e)		997,786		48,508
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 0.877%, due 12/15/72 (e)		6,272,792		401,383
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4, 2.096%, due 12/10/44 (d)(e)		12,610,634		113,648
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.112%, due 10/10/46 (e)		3,149,419		76,515
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.686%, due 07/10/48 (e)		1,485,239		37,601
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 1.919%, due 01/15/49 (e)		690,140		54,824
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.715%, due 11/15/50 (e)		5,538,045		207,491
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.605%, due 08/15/51 (e)		4,720,172		170,377
GS Mortgage Securities Corp II
Series 2013-GC10, 1.486%, due 02/10/46 (e)		1,833,411		41,490
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.167%, due 03/10/44 (d)(e)		4,362,053		1,735
GS Mortgage Securities Trust 2019-GC42
Series X-A, 0.810%, due 09/01/52 (e)		2,322,299		132,231
GS Mortgage Securities Trust 2020-GC47
Series X-A, 1.132%, due 05/12/53 (e)		1,465,317		134,885
GS Mortgage Securities Trust 2020-GSA2
Series X-A, 1.741%, due 12/12/53 (d)(e)		1,214,534		159,537
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.737%, due 04/15/47 (e)		17,306,070		314,569
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.565%, due 06/15/49 (e)		1,067,707		61,196
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.769%, due 03/10/49 (d)(e)		1,208,096		57,990
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 0.985%, due 03/10/50 (d)(e)		2,396,392		69,532
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 0.953%, due 11/15/46 (e)		4,863,852		100,527
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 1.001%, due 12/15/47 (e)		2,305,098		67,962
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.746%, due 12/15/49 (e)		3,092,004		93,687
PMTT4
Series 2017-PM1, 0.000%, due 10/25/48 (d)		332,728,735		109,102
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 1.952%, due 10/10/48 (e)		1,134,956		76,311
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C9, 0.882%, due 03/15/51 (e)		3,476,519		184,250
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.828%, due 06/15/51 (e)		5,399,750		279,392
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,187,205)				6,332,109

ASSET-BACKED SECURITIES - 7.0%
Air Canada 2017-1 Class B Pass Through Trust
Series 2017-1, 3.700%, due 01/15/26 (d)		755,291		726,968
Ajax Mortgage Loan Trust 2018-A
Series 2018-A, 3.850%, due 04/25/58 (d)		575,104		566,514
AMSR 2019-SFR1 Trust
Series 2019-SFR1, 2.774%, due 01/19/39 (d)		310,000		319,625
Applebee's Funding LLC
Series 2019-1, 4.194%, due 06/07/49 (d)		149,250		152,176
Series 2019-1, 4.723%, due 06/07/49 (d)		99,500		104,025
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd.
Series 2020-FL1, 1.906%, due 02/15/35 (1 Month U.S. LIBOR + 1.800%) (c)(d)(f)		100,000		99,940
Series 2020-FL1, 2.556%, due 02/15/35 (1 Month U.S. LIBOR + 2.450%) (c)(d)(f)		170,000		167,453
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
Series 2019-FL1, 1.806%, due 05/15/37 (1 Month U.S. LIBOR + 1.700%) (c)(d)(f)		100,000		99,948
Series 2019-FL1, 2.206%, due 05/15/37 (1 Month U.S. LIBOR + 2.100%) (c)(d)(f)		325,000		324,420
BCAPB LLC Trust 2007-AB1
Series 2007-AB1, 4.850%, due 03/25/37		3,500,176		2,190,649
BDS 2019-FL4 Ltd.
Series 2019-FL4, 1.858%, due 08/15/36 (1 Month U.S. LIBOR + 1.750%) (c)(d)(f)		100,000		98,928
BDS 2020-FL5 Ltd.
Series LTD, 2.158%, due 02/16/37 (1 Month U.S. LIBOR + 2.050%) (c)(d)(f)		340,000		340,363
Series LTD, 2.608%, due 02/16/37 (1 Month U.S. LIBOR + 2.500%) (c)(d)(f)		450,000		446,622
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26		100,000		104,156
Castlelake Aircraft Structured Trust 2019-1
Series 2091-1, 6.899%, due 04/15/39 (d)		876,589		678,945
CLNC 2019-FL1 Ltd.
Series 2019-FL1, 2.010%, due 08/20/35 (1 Month U.S. LIBOR + 1.900%) (c)(d)(f)		100,000		97,949
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45 (d)		15,420		15,229
Countrywide Asset-Backed Certificates
Series 2006-6, 0.449%, due 09/25/36 (1 Month U.S. LIBOR + 0.340%) (c)		984,511		962,815
DB Master Finance LLC
Series 2017-1, 3.629%, due 11/20/47 (d)		194,000		197,156
Series 2019-1, 3.787%, due 05/20/49 (d)		167,450		170,069
Series 2019-1, 4.021%, due 05/20/49 (d)		88,650		93,017
Domino's Pizza Master Issuer LLC
Series 2017-1, 1.468%, due 07/25/47 (3 Month U.S. LIBOR + 1.250%) (c)(d)		227,950		227,936
Series 2017-1, 3.082%, due 07/25/47 (d)		194,000		194,139
Earnest Student Loan Program 2016-C LLC
Series 2016-C, 4.460%, due 01/26/37 (d)		125,018		125,233
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 1.384%, due 07/25/34 (1 Month U.S. LIBOR + 1.275%) (c)		271,505		245,740
FirstKey Homes 2020-SFR2 Trust
Series TR, 1.266%, due 10/19/37 (d)		99,779		98,858
Greystone CRE Notes 2019-FL2 Ltd.
Series B, 1.706%, due 09/15/37 (1 Month U.S. LIBOR + 1.600%) (c)(d)(f)		100,000		99,500
Series C, 2.106%, due 09/15/37 (1 Month U.S. LIBOR + 2.000%) (c)(d)(f)		200,000		198,501
Series D, 2.506%, due 09/15/37 (1 Month U.S. LIBOR + 2.400%) (c)(d)(f)		183,000		179,344
Helios Issuer LLC
Series 2017-1, 4.940%, due 09/20/49 (d)		996,652		1,057,127
Home Partners of America 2018-1 Trust
Series 2018-1, 1.558%, due 07/17/37 (1 Month U.S. LIBOR + 1.450%) (c)(d)		135,000		135,000
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/17/39 (d)		94,280		94,397
Jack in the Box Funding LLC
Series 4.47600, 4.476%, due 08/25/49 (d)		114,138		117,010
LoanCore 2019-CRE2 Issuer Ltd.
Series B, 1.806%, due 05/15/36 (1 Month U.S. LIBOR + 1.700%) (c)(d)(f)		100,000		99,940
Marlette Funding Trust 2019-3
Series 2019-3, 3.070%, due 09/17/29 (d)		200,000		203,260
Mill City Mortgage Loan Trust 2018-3
Series 2018-3, 3.482%, due 08/25/58 (d)(e)		163,906		171,405
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43 (d)		106,617		111,676
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43 (d)		270,084		289,282
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44 (d)		285,775		299,572
Series 2018-2-GS, 4.740%, due 02/22/44 (d)		356,310		324,240
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36 (d)		48,145		49,997
Navient Private Education Refi Loan Trust 2020-H
Series A, 1.310%, due 01/15/69 (d)		214,051		215,154
Neighborly Issuer LLC
Series A-2, 3.584%, due 04/30/51 (d)		500,000		501,510
NLY Commercial Mortgage Trust
Series LTD, 2.006%, due 02/15/36 (1 Month U.S. LIBOR + 1.900%) (c)(d)(f)		100,000		99,753
Oscar US Funding XI LLC
Series A-4, 2.680%, due 09/10/26 (d)		150,000		150,838
Progress Residential 2020-SFR3 Trust
Series TR, 4.105%, due 10/17/27 (d)		2,000,000		1,975,282
PRPM 2020-1 LLC
Series 2020-1, 3.967%, due 02/25/25 (d)		600,000		599,033
Santander Drive Auto Receivables Trust 2018-1
Series 2018-1, 4.370%, due 05/15/25 (d)		750,000		768,675
Sofi Consumer Loan Program 2018-1 Trust
Series C, 3.970%, due 02/25/27 (d)		250,000		258,220
Sofi Consumer Loan Program 2018-2 Trust
Series C, 4.250%, due 04/26/27 (d)		215,000		222,661
Sofi Consumer Loan Program 2018-3 Trust
Series C, 4.670%, due 08/25/27 (d)		150,000		156,603
SoFi Consumer Loan Program 2018-4 Trust
Series D, 4.760%, due 11/26/27 (d)		500,000		521,800
Sofi Professional Loan Program 2018-C Trust
Series R-1, 0.000%, due 01/25/48 (d)(f)		10,000		279,736
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 0.429%, due 10/25/36 (1 Month U.S. LIBOR + 0.320%) (c)		734,015		708,852
Sunnova Sol II Issuer LLC
Series A, 2.730%, due 11/01/55 (d)		497,161		496,290
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54 (d)		128,725		130,019
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46 (d)		416,763		451,103
Towd Point Mortgage Trust 2017-3
Series 2017-3, 2.750%, due 07/25/57 (d)(e)		103,666		105,401
Towd Point Mortgage Trust 2019-1
Series 2019-1, 3.735%, due 03/25/58 (d)(e)		127,634		135,765
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-1, 5.875%, due 10/15/27		229,319		252,918
US Airways 2012-2 Class B Pass Through Trust
Series 2012-2, 6.750%, due 06/03/21		312,931		312,094
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49 (d)		95,750		100,971
Wingstop Funding LLC
Series 2020-1, 2.841%, due 12/05/50 (d)		250,000		250,133
Total Asset-Backed Securities (Cost $21,784,446)				20,971,935

COLLATERALIZED LOAN OBLIGATIONS - 5.2% (c)
ALM 2020 Ltd.
Series 2020-1, 2.091%, due 10/15/29 (3 Month U.S. LIBOR + 1.850%) (d)		500,000		499,998
Annisa CLO Ltd. 2016-2
Series 2016-R, 2.224%, due 07/20/31 (3 Month U.S. LIBOR + 2.000%) (d)		1,000,000		999,970
Ares XLIX CLO Ltd.
Series 2018-49, 2.172%, due 07/22/30 (3 Month U.S. LIBOR + 1.950%) (d)		1,000,000		999,995
Atrium IX
Series 2013-40R, 3.791%, due 05/28/30 (3 Month U.S. LIBOR + 3.600%) (d)		500,000		496,505
Benefit Street Partners CLO X Ltd.
Series FLT, 2.391%, due 04/20/34 (3 Month U.S. LIBOR + 2.150%) (d)		250,000		248,567
Benefit Street Partners Clo XII Ltd.
Series A-1, 1.491%, due 10/15/30 (3 Month U.S. LIBOR + 1.250%) (d)		570,000		570,037
BlueMountain CLO XXVIII Ltd.
Series C, 2.113%, due 04/15/34 (3 Month U.S. LIBOR + 2.000%) (d)		250,000		248,773
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 2.955%, due 01/30/31 (3 Month U.S. LIBOR + 2.750%) (d)		250,000		237,513
Carlyle Global Market Strategies CLO 2015-3 Ltd.
Series C-R, 3.069%, due 07/28/28 (3 Month U.S. LIBOR + 2.850%) (d)		500,000		491,494
CIFC Funding 2015-IV Ltd.
Series IVR2, 2.009%, due 04/20/34 (3 Month U.S. LIBOR + 1.900%) (d)		250,000		249,582
CIFC Funding 2015-V Ltd.
Series 2015-5R, 3.168%, due 10/25/27 (3 Month U.S. LIBOR + 2.950%) (d)		345,000		339,528
Crown Point CLO 9 Ltd.
Series 2020-9, 2.924%, due 07/14/32 (3 Month U.S. LIBOR + 2.690%) (d)		500,000		500,371
Dryden 33 Senior Loan Fund
Series FLT, 3.891%, due 04/15/29 (3 Month U.S. LIBOR + 3.650%) (d)		500,000		499,831
Dryden 40 Senior Loan Fund
Series 2015-40R, 2.294%, due 08/15/31 (3 Month U.S. LIBOR + 2.100%) (d)		500,000		500,090
Galaxy XXII CLO Ltd.
Series D-R, 3.323%, due 07/16/28 (3 Month U.S. LIBOR + 3.100%) (d)		250,000		247,314
Goldentree Loan Management US CLO 2 Ltd.
Series D, 2.874%, due 11/28/30 (3 Month U.S. LIBOR + 2.650%) (d)		500,000		490,216
Hayfin Kingsland VIII Ltd.
Series 2018-8, 1.704%, due 04/20/31 (3 Month U.S. LIBOR + 1.480%) (d)		500,000		494,205
LCM XXIV Ltd.
Series LTD, 0.000%, due 03/20/30 (3 Month U.S. LIBOR + 1.900%) (d)		250,000		249,204
Longfellow Place CLO Ltd.
1.581%, due 04/15/29 (3 Month U.S. LIBOR + 1.340%) (d)		491,179		491,189
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series C, 1.938%, due 04/16/33 (3 Month U.S. LIBOR + 1.750%) (d)		250,000		249,343
Octagon Investment Partners 30 Ltd.
Series B-R, 2.174%, due 03/17/30 (3 Month U.S. LIBOR + 1.950%) (d)		250,000		248,962
Octagon Investment Partners 31 LLC
Series C-R, 2.274%, due 07/20/30 (3 Month U.S. LIBOR + 2.050%) (d)		280,000		280,002
Octagon Investment Partners XIV Ltd.
Series LTD, 4.010%, due 07/15/29 (3 Month U.S. LIBOR + 3.900%) (d)		500,000		498,661
OHA Credit Funding 5 Ltd.
Series E, 6.473%, due 04/18/33 (3 Month U.S. LIBOR + 6.250%) (d)		500,000		495,210
OHA Credit Funding 8 Ltd.
Series 2021-8, 2.088%, due 01/18/34 (3 Month U.S. LIBOR + 1.900%) (d)		250,000		249,599
OHA Loan Funding 2013-1 Ltd.
Series FLT, 2.288%, due 07/23/31 (3 Month U.S. LIBOR + 2.070%) (d)		500,000		500,032
Palmer Square CLO 2018-3 Ltd.
Series C, 2.494%, due 08/15/26 (3 Month U.S. LIBOR + 2.300%) (d)		1,000,000		974,706
Sound Point CLO XIV Ltd.
Series C-R, 2.221%, due 01/23/29 (3 Month U.S. LIBOR + 2.050%) (d)		250,000		249,153
Sound Point CLO XXVIII Ltd.
Series 2020-28, 1.535%, due 01/25/32 (3 Month U.S. LIBOR + 1.280%) (d)		450,000		450,428
TCI-Flatiron CLO 2018-1 Ltd.
Series C-R, 1.894%, due 01/29/32 (3 Month U.S. LIBOR + 1.750%) (d)		250,000		250,024
TCW CLO 2021-1 Ltd.
Series LTD, 2.009%, due 03/18/34 (3 Month U.S. LIBOR + 1.900%) (d)		250,000		249,586
THL Credit Wind River 2014-2 CLO Ltd.
Series A-R, 1.381%, due 01/15/31 (3 Month U.S. LIBOR + 1.140%) (d)		500,000		500,007
Venture XIV CLO Ltd.
Series FLT, 1.741%, due 08/28/29 (3 Month U.S. LIBOR + 1.550%) (d)		500,000		499,618
Westcott Park CLO Ltd.
Series LTD, 3.474%, due 07/20/28 (3 Month U.S. LIBOR + 3.250%) (d)		500,000		499,332
York CLO-6 Ltd.
Series 2019-6, 2.272%, due 07/22/32 (3 Month U.S. LIBOR + 2.050%) (d)		500,000		500,919
Total Collateralized Loan Obligations (Cost $15,564,775)				15,549,964

CORPORATE BONDS - 18.6%
Basic Materials - 0.6%
Arconic Corp.
6.125%, due 02/15/28 (d)		55,000		58,575
CF Industries, Inc.
5.375%, due 03/15/44		25,000		29,562
Cleveland-Cliffs, Inc.
6.750%, due 03/15/26 (d)		80,000		86,200
4.625%, due 03/01/29 (d)		295,000		294,262
4.875%, due 03/01/31 (d)		25,000		24,875
Coeur Mining, Inc.
5.125%, due 02/15/29 (d)		45,000		42,975
Commercial Metals Co.
3.875%, due 02/15/31		20,000		19,600
Compass Minerals International, Inc.
6.750%, due 12/01/27 (d)		25,000		26,875
Ecolab, Inc.
1.000%, due 01/15/24	EUR	150,000		180,803
Element Solutions, Inc.
3.875%, due 09/01/28 (d)		$25,000		24,562
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		50,000		52,250
4.625%, due 08/01/30		200,000		216,750
5.450%, due 03/15/43		295,000		352,525
Illuminate Buyer LLC
9.000%, due 07/01/28 (d)		25,000		28,000
Iris Holdings, Inc.
8.750%, due 02/15/26 (d)		25,000		25,392
Joseph T Ryerson & Son, Inc.
8.500%, due 08/01/28 (d)		8,000		8,930
Kraton Polymers LLC
4.250%, due 12/15/25 (d)		75,000		75,188
Novelis Corp.
5.875%, due 09/30/26 (d)		25,000		26,063
4.750%, due 01/30/30 (d)		20,000		20,500
Olin Corp.
5.125%, due 09/15/27		25,000		25,969
Rayonier AM Products, Inc.
7.625%, due 01/15/26 (d)		25,000		26,500
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26 (d)		25,000		26,531
Tronox, Inc.
4.625%, due 03/15/29 (d)		20,000		20,000
WR Grace & Co-Conn
4.875%, due 06/15/27 (d)		25,000		25,875
				1,718,762
Communications - 3.3%
ANGI Group LLC
3.875%, due 08/15/28 (d)		160,000		159,400
AT&T, Inc.
3.500%, due 09/15/53 (d)		105,000		96,988
3.550%, due 09/15/55 (d)		53,000		48,393
Avaya, Inc.
6.125%, due 09/15/28 (d)		35,000		37,100
Beasley Mezzanine Holdings LLC
8.625%, due 02/01/26 (d)		25,000		25,062
Booking Holdings, Inc.
4.500%, due 04/13/27		75,000		87,127
Cable One, Inc.
4.000%, due 11/15/30 (d)		100,000		98,875
CCO Holdings LLC
5.125%, due 05/01/27 (d)		385,000		404,250
4.750%, due 03/01/30 (d)		230,000		237,475
4.500%, due 08/15/30 (d)		125,000		127,188
4.250%, due 02/01/31 (d)		35,000		34,956
Cengage Learning, Inc.
9.500%, due 06/15/24 (d)		40,000		40,700
Charter Communications Operating LLC
4.908%, due 07/23/25		160,000		181,345
2.800%, due 04/01/31		130,000		127,636
5.750%, due 04/01/48		180,000		219,597
5.125%, due 07/01/49		345,000		384,342
Cincinnati Bell, Inc.
7.000%, due 07/15/24 (d)		30,000		30,975
Comcast Corp.
3.400%, due 04/01/30		75,000		80,875
1.500%, due 02/15/31		105,000		97,154
CommScope Technologies LLC
5.000%, due 03/15/27 (d)		25,000		24,719
CSC Holdings LLC
5.875%, due 09/15/22		120,000		126,300
5.250%, due 06/01/24		70,000		75,512
5.500%, due 05/15/26 (d)		200,000		205,750
5.500%, due 04/15/27 (d)		200,000		209,250
5.375%, due 02/01/28 (d)		200,000		210,250
7.500%, due 04/01/28 (d)		400,000		440,500
5.750%, due 01/15/30 (d)		490,000		514,500
Diamond Sports Group LLC
5.375%, due 08/15/26 (d)		35,000		25,200
6.625%, due 08/15/27 (d)		15,000		7,950
DISH DBS Corp.
5.875%, due 07/15/22		140,000		146,125
5.875%, due 11/15/24		60,000		62,550
DISH Network Corp. CVRT
3.375%, due 08/15/26		125,000		120,350
Embarq Corp.
7.995%, due 06/01/36		25,000		28,687
Endure Digital, Inc.
6.000%, due 02/15/29 (d)		45,000		43,875
Expedia Group, Inc.
3.250%, due 02/15/30		85,000		85,518
Frontier Communications Corp.
5.875%, due 10/15/27 (d)		10,000		10,575
5.000%, due 05/01/28 (d)		50,000		50,813
6.750%, due 05/01/29 (d)		15,000		15,750
GCI LLC
4.750%, due 10/15/28 (d)		210,000		214,200
Gogo Intermediate Holdings LLC
9.875%, due 05/01/24 (d)		30,000		31,538
GTT Communications, Inc.
7.875%, due 12/31/24 (d)		20,000		2,800
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		25,000		27,625
iHeartCommunications, Inc.
8.375%, due 05/01/27		35,000		37,406
Level 3 Financing, Inc.
5.250%, due 03/15/26		25,000		25,719
4.625%, due 09/15/27 (d)		35,000		35,831
4.250%, due 07/01/28 (d)		65,000		65,650
3.750%, due 07/15/29 (d)		15,000		14,475
Liberty Broadband Corp. CVRT
1.250%, due 09/30/50 (d)		165,000		160,093
2.750%, due 09/30/50 (d)		85,000		85,478
Liberty Media Corp. CVRT
0.500%, due 12/01/50 (d)		70,000		80,420
LogMeIn, Inc.
5.500%, due 09/01/27 (d)		25,000		26,125
Lumen Technologies, Inc.
5.125%, due 12/15/26 (d)		40,000		41,900
4.000%, due 02/15/27 (d)		30,000		30,637
Match Group Holdings II LLC
4.125%, due 08/01/30 (d)		155,000		155,581
MercadoLibre, Inc.
2.375%, due 01/14/26		200,000		198,500
Meredith Corp.
6.875%, due 02/01/26 (a)		23,000		23,575
Midcontinent Communications
5.375%, due 08/15/27 (d)		25,000		25,938
Netflix, Inc.
3.625%, due 06/15/25 (d)		380,000		402,325
4.375%, due 11/15/26		135,000		150,188
4.875%, due 04/15/28		60,000		67,800
5.875%, due 11/15/28		25,000		30,125
5.375%, due 11/15/29 (d)		210,000		248,325
Nexstar Broadcasting, Inc.
5.625%, due 07/15/27 (d)		45,000		47,306
Northwest Fiber LLC
6.000%, due 02/15/28 (d)		25,000		24,875
Radiate Holdco LLC
4.500%, due 09/15/26 (d)		290,000		291,813
6.500%, due 09/15/28 (d)		107,000		112,885
Scripps Escrow II, Inc.
3.875%, due 01/15/29 (d)		40,000		39,300
Scripps Escrow, Inc.
5.875%, due 07/15/27 (d)		30,000		30,900
Sinclair Television Group, Inc.
4.125%, due 12/01/30 (d)		25,000		24,063
Sirius XM Radio, Inc.
5.000%, due 08/01/27 (d)		25,000		26,125
4.125%, due 07/01/30 (d)		20,000		19,950
Spanish Broadcasting System, Inc.
9.750%, due 03/01/26 (d)		25,000		24,594
Sprint Corp.
7.125%, due 06/15/24		35,000		40,250
7.625%, due 03/01/26		25,000		30,625
TEGNA, Inc.
5.000%, due 09/15/29		25,000		25,874
The Interpublic Group of Cos., Inc.
4.650%, due 10/01/28		80,000		91,517
T-Mobile USA, Inc.
4.500%, due 02/01/26		165,000		168,712
2.250%, due 02/15/26		65,000		65,448
2.625%, due 04/15/26		45,000		45,844
3.750%, due 04/15/27 (d)		105,000		114,763
4.750%, due 02/01/28		35,000		36,925
2.050%, due 02/15/28 (d)		70,000		68,642
2.625%, due 02/15/29		90,000		87,125
3.375%, due 04/15/29		110,000		110,825
2.875%, due 02/15/31		100,000		96,482
3.500%, due 04/15/31		155,000		155,194
Townsquare Media, Inc.
6.875%, due 02/01/26 (d)		105,000		111,825
TripAdvisor, Inc.
7.000%, due 07/15/25 (d)		160,000		173,000
Uber Technologies, Inc.
7.500%, due 05/15/25 (d)		35,000		37,625
8.000%, due 11/01/26 (d)		215,000		232,737
7.500%, due 09/15/27 (d)		35,000		38,544
Uber Technologies, Inc. CVRT
0.000%, due 12/15/25 (d)		330,000		348,256
Univision Communications, Inc.
6.625%, due 06/01/27 (d)		25,000		26,625
Urban One, Inc.
7.375%, due 02/01/28 (d)		25,000		25,719
Verizon Communications, Inc.
1.298%, due 05/15/25 (3 Month U.S. LIBOR + 1.100%) (c)		80,000		81,807
ViacomCBS, Inc.
6.250%, due 02/28/57 (3 Month U.S. LIBOR + 3.899%) (c)		25,000		27,594
Viasat, Inc.
5.625%, due 09/15/25 (d)		25,000		25,406
Zayo Group Holdings, Inc.
4.000%, due 03/01/27 (d)		35,000		34,300
6.125%, due 03/01/28 (d)		15,000		15,356
				10,064,697
Consumer, Cyclical - 3.6%
Academy Ltd.
6.000%, due 11/15/27 (d)		25,000		26,312
Adams Homes, Inc.
7.500%, due 02/15/25 (d)		25,000		26,219
Affinity Gaming
6.875%, due 12/15/27 (d)		25,000		26,250
Allison Transmission, Inc.
5.875%, due 06/01/29 (d)		25,000		27,187
American Airlines Group, Inc.
5.000%, due 06/01/22 (d)		160,000		157,200
American Airlines Group, Inc. CVRT
6.500%, due 07/01/25		285,000		486,717
American Axle & Manufacturing, Inc.
6.875%, due 07/01/28		25,000		26,250
Aramark Services, Inc.
6.375%, due 05/01/25 (d)		35,000		37,100
Asbury Automotive Group, Inc.
4.500%, due 03/01/28		4,000		4,070
4.750%, due 03/01/30		29,000		29,870
Ashton Woods USA LLC
6.750%, due 08/01/25 (d)		25,000		25,812
Bally's Corp.
6.750%, due 06/01/27 (d)		55,000		58,781
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25 (d)		85,000		86,700
Boyd Gaming Corp.
8.625%, due 06/01/25 (d)		25,000		27,812
4.750%, due 12/01/27		60,000		60,900
Burlington Stores, Inc. CVRT
2.250%, due 04/15/25 (d)		225,000		337,941
Caesars Entertainment, Inc.
6.250%, due 07/01/25 (d)		70,000		74,025
Caesars Resort Collection LLC
5.250%, due 10/15/25 (d)		75,000		75,000
Carvana Co.
5.875%, due 10/01/28 (d)		240,000		247,200
CCM Merger, Inc.
6.375%, due 05/01/26 (d)		25,000		26,375
Cedar Fair LP
5.250%, due 07/15/29		30,000		30,900
Century Communities, Inc.
5.875%, due 07/15/25		25,000		25,875
Cinemark USA, Inc.
5.875%, due 03/15/26 (d)		20,000		20,375
Clarios Global LP
6.250%, due 05/15/26 (d)		45,000		47,869
Core & Main LP
6.125%, due 08/15/25 (d)		25,000		25,656
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 06/10/28		95,482		96,244
Delta Air Lines, Inc.
2.900%, due 10/28/24		125,000		124,687
7.000%, due 05/01/25 (d)		215,000		247,519
4.500%, due 10/20/25 (d)		150,000		159,634
7.375%, due 01/15/26		35,000		41,037
4.750%, due 10/20/28 (d)		623,000		677,614
Dollar Tree, Inc.
4.000%, due 05/15/25		170,000		187,552
Ferrellgas Escrow LLC
5.375%, due 04/01/26 (d)		25,000		24,812
Ford Motor Co.
8.500%, due 04/21/23		170,000		189,569
9.000%, due 04/22/25		30,000		36,269
7.450%, due 07/16/31		35,000		44,187
Ford Motor Credit Co. LLC
3.350%, due 11/01/22		200,000		204,011
3.370%, due 11/17/23		200,000		204,860
2.748%, due 06/14/24	GBP	100,000		139,067
4.125%, due 08/17/27		$300,000		307,243
General Motors Financial Co., Inc.
1.193%, due 01/05/23 (3 Month U.S. LIBOR + 0.990%) (c)		150,000		151,102
3.950%, due 04/13/24		5,000		5,372
Golden Entertainment, Inc.
7.625%, due 04/15/26 (d)		25,000		26,437
Golden Nugget, Inc.
6.750%, due 10/15/24 (d)		65,000		65,487
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (d)		25,000		24,250
Hilton Domestic Operating Co., Inc.
5.375%, due 05/01/25 (d)		10,000		10,525
5.750%, due 05/01/28 (d)		25,000		26,875
4.875%, due 01/15/30		65,000		68,981
3.625%, due 02/15/32 (d)		100,000		97,000
Hyatt Hotels Corp.
5.750%, due 04/23/30		148,000		172,391
IAA, Inc.
5.500%, due 06/15/27 (d)		25,000		26,219
Installed Building Products, Inc.
5.750%, due 02/01/28 (d)		25,000		26,125
Interface, Inc.
5.500%, due 12/01/28 (d)		25,000		25,844
IRB Holding Corp.
7.000%, due 06/15/25 (d)		25,000		27,000
6.750%, due 02/15/26 (d)		45,000		46,463
KFC Holding Co.
5.250%, due 06/01/26 (d)		220,000		226,600
L Brands, Inc.
6.750%, due 07/01/36		25,000		29,531
LBM Acquisition LLC
6.250%, due 01/15/29 (d)		75,000		77,250
Lennar Corp.
4.750%, due 11/29/27		365,000		418,879
Lions Gate Capital Holdings LLC
6.375%, due 02/01/24 (d)		320,000		330,202
5.875%, due 11/01/24 (d)		103,000		106,026
5.500%, due 04/15/29 (d)		240,000		240,000
Live Nation Entertainment, Inc.
6.500%, due 05/15/27 (d)		40,000		44,050
M/I Homes, Inc.
4.950%, due 02/01/28		25,000		25,813
Marriott International, Inc.
3.125%, due 06/15/26		90,000		94,305
McDonald's Corp.
3.600%, due 07/01/30		85,000		92,468
Meritage Homes Corp.
5.125%, due 06/06/27		25,000		27,500
Meritor, Inc.
4.500%, due 12/15/28 (d)		25,000		25,000
MGM Resorts International
6.750%, due 05/01/25		60,000		64,350
5.500%, due 04/15/27		25,000		26,875
4.750%, due 10/15/28		20,000		20,550
Mileage Plus Holdings LLC
6.500%, due 06/20/27 (d)		220,000		240,625
Murphy Oil USA, Inc.
5.625%, due 05/01/27		25,000		26,188
Navistar International Corp.
6.625%, due 11/01/25 (d)		25,000		25,844
Newell Brands, Inc.
4.700%, due 04/01/26		35,000		38,631
Penn National Gaming, Inc.
5.625%, due 01/15/27 (d)		25,000		25,938
Performance Food Group, Inc.
5.500%, due 10/15/27 (d)		45,000		47,025
Real Hero Merger Sub 2, Inc.
6.250%, due 02/01/29 (d)		25,000		25,750
Scientific Games International, Inc.
5.000%, due 10/15/25 (d)		25,000		25,750
7.250%, due 11/15/29 (d)		30,000		32,400
SeaWorld Parks & Entertainment, Inc.
9.500%, due 08/01/25 (d)		25,000		27,125
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25 (d)		80,000		86,400
Sizzling Platter LLC
8.500%, due 11/28/25 (d)		25,000		24,875
Sonic Automotive, Inc.
6.125%, due 03/15/27		25,000		25,875
Southwest Airlines Co. CVRT
1.250%, due 05/01/25		90,000		155,060
Specialty Building Products Holdings LLC
6.375%, due 09/30/26 (d)		25,000		25,875
Speedway Motorsports LLC
4.875%, due 11/01/27 (d)		25,000		24,938
Staples, Inc.
7.500%, due 04/15/26 (d)		45,000		47,306
Station Casinos LLC
4.500%, due 02/15/28 (d)		25,000		24,844
STL Holding Co. LLC
7.500%, due 02/15/26 (d)		25,000		26,000
Tempur Sealy International, Inc.
5.500%, due 06/15/26		119,000		123,760
4.000%, due 04/15/29 (d)		30,000		30,000
Tenneco, Inc.
5.000%, due 07/15/26		15,000		14,175
7.875%, due 01/15/29 (d)		25,000		28,125
The Home Depot, Inc.
3.900%, due 06/15/47		80,000		89,704
The William Carter Co.
5.500%, due 05/15/25 (d)		85,000		90,313
5.625%, due 03/15/27 (d)		25,000		26,375
Travel + Leisure Co.
6.625%, due 07/31/26 (d)		175,000		198,625
Tri Pointe Homes, Inc.
5.700%, due 06/15/28		25,000		27,594
United Airlines Holdings, Inc.
4.250%, due 10/01/22		25,000		25,438
Univar Solutions USA, Inc.
5.125%, due 12/01/27 (d)		25,000		25,938
Williams Scotsman International, Inc.
4.625%, due 08/15/28 (d)		25,000		25,406
WMG Acquisition Corp.
5.500%, due 04/15/26 (d)		375,000		385,575
3.000%, due 02/15/31 (d)		405,000		381,713
Wolverine World Wide, Inc.
5.000%, due 09/01/26 (d)		25,000		25,375
Wyndham Hotels & Resorts, Inc.
5.375%, due 04/15/26 (d)		15,000		15,357
4.375%, due 08/15/28 (d)		175,000		176,531
Yum! Brands, Inc.
4.750%, due 01/15/30 (d)		312,000		329,940
3.625%, due 03/15/31		365,000		350,400
4.625%, due 01/31/32		175,000		178,500
				10,857,464
Consumer, Non-cyclical - 3.3%
AbbVie, Inc.
4.700%, due 05/14/45		155,000		183,676
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28 (d)		25,000		26,375
Albertsons Cos., Inc.
3.500%, due 03/15/29 (d)		55,000		52,319
4.875%, due 02/15/30 (d)		15,000		15,375
Allied Universal Holdco LLC
6.625%, due 07/15/26 (d)		40,000		42,250
9.750%, due 07/15/27 (d)		70,000		76,825
Alta Equipment Group, Inc.
5.625%, due 04/15/26 (d)		20,000		20,200
Altria Group, Inc.
4.450%, due 05/06/50		85,000		87,627
AMN Healthcare, Inc.
4.625%, due 10/01/27 (d)		25,000		25,478
Anheuser-Busch Cos. LLC
4.900%, due 02/01/46		70,000		83,191
Anthem, Inc.
2.375%, due 01/15/25		90,000		93,934
Avantor Funding, Inc.
4.625%, due 07/15/28 (d)		25,000		26,062
B&G Foods, Inc.
5.250%, due 09/15/27		20,000		20,650
Cardtronics, Inc.
5.500%, due 05/01/25 (d)		25,000		25,719
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27 (d)		25,000		26,125
Centene Corp.
5.375%, due 08/15/26 (d)		40,000		41,750
4.250%, due 12/15/27		20,000		20,950
4.625%, due 12/15/29		80,000		86,200
3.375%, due 02/15/30		340,000		341,700
3.000%, due 10/15/30		380,000		376,200
2.500%, due 03/01/31		320,000		303,785
Chobani LLC
4.625%, due 11/15/28 (d)		10,000		10,225
Cigna Corp.
1.131%, due 07/15/23 (3 Month U.S. LIBOR + 0.890%) (c)		145,000		146,571
4.900%, due 12/15/48		155,000		190,006
Community Health Systems, Inc.
6.000%, due 01/15/29 (d)		45,000		47,587
6.875%, due 04/15/29 (d)		35,000		36,400
Constellation Brands, Inc.
3.150%, due 08/01/29		155,000		162,291
CoStar Group, Inc.
2.800%, due 07/15/30 (d)		115,000		111,963
CPI CG, Inc.
8.625%, due 03/15/26 (d)		15,000		15,619
CVS Health Corp.
5.050%, due 03/25/48		110,000		134,990
DaVita, Inc.
4.625%, due 06/01/30 (d)		25,000		25,375
Emergent BioSolutions, Inc.
3.875%, due 08/15/28 (d)		10,000		9,800
Encompass Health Corp.
4.625%, due 04/01/31		15,000		15,487
Flowers Foods, Inc.
2.400%, due 03/15/31		90,000		87,551
Gartner, Inc.
4.500%, due 07/01/28 (d)		25,000		25,625
3.750%, due 10/01/30 (d)		5,000		4,938
Graham Holdings Co.
5.750%, due 06/01/26 (d)		25,000		26,125
HCA, Inc.
5.375%, due 02/01/25		285,000		317,063
4.125%, due 06/15/29		375,000		414,375
3.500%, due 09/01/30		651,000		654,255
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27 (d)		25,000		25,750
Illumina, Inc.
0.550%, due 03/23/23		65,000		64,942
Jaguar Holding Co. II
5.000%, due 06/15/28 (d)		50,000		51,875
JBS USA LUX SA
6.750%, due 02/15/28 (d)		25,000		27,500
KeHE Distributors LLC
8.625%, due 10/15/26 (d)		23,000		25,645
Kraft Heinz Foods Co.
3.000%, due 06/01/26		125,000		131,530
3.875%, due 05/15/27		75,000		81,689
3.750%, due 04/01/30		250,000		264,377
4.250%, due 03/01/31		305,000		334,804
5.000%, due 07/15/35		40,000		46,055
6.875%, due 01/26/39		245,000		337,558
7.125%, due 08/01/39 (d)		35,000		48,801
4.625%, due 10/01/39		220,000		237,787
5.200%, due 07/15/45		45,000		51,904
4.375%, due 06/01/46		55,000		57,523
Kronos Acquisition Holdings, Inc.
5.000%, due 12/31/26 (d)		80,000		79,800
7.000%, due 12/31/27 (d)		45,000		43,088
Lamb Weston Holdings, Inc.
4.875%, due 05/15/28 (d)		5,000		5,375
Legacy LifePoint Health LLC
6.750%, due 04/15/25 (d)		25,000		26,562
4.375%, due 02/15/27 (d)		55,000		53,969
Molina Healthcare, Inc.
3.875%, due 11/15/30 (d)		25,000		25,656
MPH Acquisition Holdings LLC
5.750%, due 11/01/28 (d)		75,000		73,125
NESCO Holdings II, Inc.
5.500%, due 04/15/29 (d)		25,000		25,625
Nielsen Finance LLC
5.625%, due 10/01/28 (d)		25,000		26,219
Ortho-Clinical Diagnostics, Inc.
7.250%, due 02/01/28 (d)		35,000		38,194
Par Pharmaceutical, Inc.
7.500%, due 04/01/27 (d)		25,000		26,375
Pilgrim's Pride Corp.
5.875%, due 09/30/27 (d)		60,000		63,825
Post Holdings, Inc.
5.750%, due 03/01/27 (d)		330,000		346,500
5.625%, due 01/15/28 (d)		325,000		342,469
5.500%, due 12/15/29 (d)		205,000		219,350
4.625%, due 04/15/30 (d)		65,000		65,162
4.500%, due 09/15/31 (d)		290,000		285,650
Prime Security Services Borrower LLC
3.375%, due 08/31/27 (d)		65,000		63,050
Primo Water Holdings, Inc.
5.500%, due 04/01/25 (d)		25,000		25,656
Radiology Partners, Inc.
9.250%, due 02/01/28 (d)		35,000		38,019
RP Escrow Issuer LLC
5.250%, due 12/15/25 (d)		45,000		46,631
Sabre GLBL, Inc. CVRT
4.000%, due 04/15/25 (d)		85,000		176,364
Select Medical Corp.
6.250%, due 08/15/26 (d)		80,000		84,900
Simmons Foods, Inc.
4.625%, due 03/01/29 (d)		25,000		25,063
Smithfield Foods, Inc.
4.250%, due 02/01/27 (d)		155,000		170,660
Spectrum Brands, Inc.
5.750%, due 07/15/25		25,000		25,750
3.875%, due 03/15/31 (d)		50,000		48,625
Sysco Corp.
5.950%, due 04/01/30		75,000		93,668
Tenet Healthcare Corp.
5.125%, due 11/01/27 (d)		60,000		62,700
6.125%, due 10/01/28 (d)		80,000		83,400
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	100,000		120,299
0.500%, due 03/01/28	EUR	100,000		118,352
Triton Water Holdings, Inc.
6.250%, due 04/01/29 (d)		$60,000		60,975
United Natural Foods, Inc.
6.750%, due 10/15/28 (d)		50,000		53,375
United Rentals North America, Inc.
4.875%, due 01/15/28		210,000		220,500
4.000%, due 07/15/30		110,000		111,788
3.875%, due 02/15/31		230,000		231,150
US Foods, Inc.
6.250%, due 04/15/25 (d)		5,000		5,319
Verscend Escrow Corp.
9.750%, due 08/15/26 (d)		92,000		98,325
Vizient, Inc.
6.250%, due 05/15/27 (d)		25,000		26,375
				9,938,265
Energy - 1.4%
Aethon United BR LP
8.250%, due 02/15/26 (d)		25,000		25,750
Antero Midstream Partners LP
5.750%, due 03/01/27 (d)		20,000		20,000
Antero Resources Corp.
5.000%, due 03/01/25		25,000		24,937
Apache Corp.
4.625%, due 11/15/25		20,000		20,550
4.375%, due 10/15/28		70,000		69,825
5.100%, due 09/01/40		35,000		34,081
Archrock Partners LP
6.250%, due 04/01/28 (d)		25,000		25,375
Ascent Resources Utica Holdings LLC
8.250%, due 12/31/28 (d)		25,000		26,062
Blue Racer Midstream LLC
6.625%, due 07/15/26 (d)		15,000		15,412
BP Capital Markets America, Inc.
2.939%, due 06/04/51		65,000		57,659
Cheniere Energy Partners LP
5.625%, due 10/01/26		85,000		88,613
4.000%, due 03/01/31 (d)		15,000		15,281
Chesapeake Energy Corp.
5.875%, due 02/01/29 (d)		50,000		53,062
CNX Resources Corp.
7.250%, due 03/14/27 (d)		25,000		26,781
6.000%, due 01/15/29 (d)		30,000		31,050
Continental Resources, Inc.
5.750%, due 01/15/31 (d)		375,000		421,875
Crestwood Midstream Partners LP
5.750%, due 04/01/25		25,000		25,125
DCP Midstream Operating LP
5.625%, due 07/15/27		25,000		27,062
Delek Logistics Partners LP
6.750%, due 05/15/25		25,000		25,000
Diamondback Energy, Inc.
0.900%, due 03/24/23		90,000		90,060
Energy Transfer Operating LP
4.750%, due 01/15/26		60,000		66,450
7.125%, Perpetual (5 Year CMT Rate + 5.306%) (c)		175,000		170,844
Enviva Partners LP
6.500%, due 01/15/26 (d)		25,000		26,125
EQM Midstream Partners LP
6.000%, due 07/01/25 (d)		10,000		10,738
4.750%, due 01/15/31 (d)		65,000		63,050
EQT Corp.
3.900%, due 10/01/27		67,000		68,340
8.500%, due 02/01/30		25,000		31,750
Exxon Mobil Corp.
2.610%, due 10/15/30		30,000		30,495
4.227%, due 03/19/40		20,000		22,400
Hess Midstream Operations LP
5.625%, due 02/15/26 (d)		25,000		25,750
5.125%, due 06/15/28 (d)		45,000		45,225
Hilcorp Energy I LP
6.250%, due 11/01/28 (d)		35,000		36,050
5.750%, due 02/01/29 (d)		50,000		50,375
Indigo Natural Resources LLC
5.375%, due 02/01/29 (d)		60,000		59,100
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38		75,000		100,188
Kinder Morgan, Inc.
2.000%, due 02/15/31		75,000		69,470
Laredo Petroleum, Inc.
10.125%, due 01/15/28		25,000		24,000
Marathon Petroleum Corp.
5.125%, due 12/15/26		80,000		93,300
Murphy Oil Corp.
6.375%, due 07/15/28		25,000		24,938
NGL Energy Operating LLC
7.500%, due 02/01/26 (d)		65,000		66,625
NuStar Logistics LP
6.375%, due 10/01/30		35,000		37,756
Occidental Petroleum Corp.
8.000%, due 07/15/25		20,000		22,950
5.500%, due 12/01/25		35,000		36,837
3.400%, due 04/15/26		95,000		92,269
3.200%, due 08/15/26		90,000		86,175
3.500%, due 08/15/29		30,000		27,975
6.625%, due 09/01/30		85,000		95,200
6.125%, due 01/01/31		260,000		285,675
Ovintiv, Inc.
7.375%, due 11/01/31		25,000		31,750
6.500%, due 08/15/34		25,000		29,875
Peabody Energy Corp.
8.500%, due 12/31/24 (d)		13,000		5,460
Pioneer Natural Resources Co.
1.900%, due 08/15/30		100,000		92,593
Rattler Midstream LP
5.625%, due 07/15/25 (d)		25,000		26,063
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27		80,000		91,168
Southwestern Energy Co.
6.450%, due 01/23/25		20,000		21,400
SunCoke Energy Partners LP
7.500%, due 06/15/25 (d)		70,000		72,538
Sunoco LP
5.500%, due 02/15/26		25,000		25,750
6.000%, due 04/15/27		35,000		36,663
4.500%, due 05/15/29 (d)		40,000		39,800
Tallgrass Energy Partners LP
5.500%, due 01/15/28 (d)		25,000		24,250
Targa Resources Partners LP
5.500%, due 03/01/30		65,000		68,006
4.875%, due 02/01/31 (d)		25,000		25,250
TC PipeLines LP
3.900%, due 05/25/27		55,000		59,809
The Williams Cos., Inc.
3.750%, due 06/15/27		170,000		185,236
3.500%, due 11/15/30		30,000		31,797
Transcontinental Gas Pipe Line Co. LLC
3.250%, due 05/15/30		30,000		31,535
USA Compression Partners LP
6.875%, due 09/01/27		75,000		77,250
Valero Energy Corp.
3.400%, due 09/15/26		90,000		96,042
Vine Energy Holdings LLC
6.750%, due 04/15/29 (d)		45,000		45,000
Viper Energy Partners LP
5.375%, due 11/01/27 (d)		25,000		26,000
Western Midstream Operating LP
4.350%, due 02/01/25		30,000		30,975
5.450%, due 04/01/44		25,000		25,625
WPX Energy, Inc.
5.250%, due 10/15/27		25,000		26,656
				4,120,101
Financial - 2.4%
Acrisure LLC
4.250%, due 02/15/29 (d)		60,000		59,025
Air Lease Corp.
3.250%, due 03/01/25		95,000		99,565
Alexandria Real Estate Equities, Inc.
3.000%, due 05/18/51		80,000		72,800
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27 (d)		30,000		32,100
Ally Financial, Inc.
5.750%, due 11/20/25		25,000		28,375
American Express Co.
3.400%, due 02/22/24		145,000		155,914
American Tower Corp.
1.950%, due 05/22/26	EUR	100,000		126,528
0.500%, due 01/15/28	EUR	100,000		116,665
3.950%, due 03/15/29		$85,000		93,479
Ares Capital Corp.
2.150%, due 07/15/26		95,000		92,278
Athene Global Funding
3.000%, due 07/01/22 (d)		90,000		92,700
Bank of America Corp.
3.974%, due 02/07/30 (3 Month U.S. LIBOR + 1.210%) (c)		80,000		88,263
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (c)		85,000		83,936
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39	GBP	120,000		173,974
Berkshire Hathaway, Inc.
0.000%, due 03/12/25	EUR	200,000		234,752
Capital One Financial Corp.
0.932%, due 01/30/23 (3 Month U.S. LIBOR + 0.720%) (c)		$175,000		176,309
Chubb INA Holdings, Inc.
0.300%, due 12/15/24	EUR	160,000		189,372
Citigroup, Inc.
1.560%, due 05/04/21 (3 Month Bank Bill Swap Rate + 1.550%) (c)	AUD	245,000		186,276
0.000%, due 03/21/23 (3 Month EURIBOR + 0.500%) (c)	EUR	170,000		200,462
Crown Castle International Corp.
3.650%, due 09/01/27		$125,000		136,127
2.250%, due 01/15/31		40,000		38,311
Cushman & Wakefield US Borrower LLC
6.750%, due 05/15/28 (d)		25,000		26,938
Discover Financial Services
4.100%, due 02/09/27		100,000		110,763
ESH Hospitality, Inc.
5.250%, due 05/01/25 (d)		55,000		56,100
First Horizon Bank
5.750%, due 05/01/30		255,000		307,129
Freedom Mortgage Corp.
8.250%, due 04/15/25 (d)		25,000		26,031
GE Capital Funding LLC
3.450%, due 05/15/25 (d)		200,000		216,255
GTCR AP Finance, Inc.
8.000%, due 05/15/27 (d)		35,000		37,538
Host Hotels & Resorts LP
3.375%, due 12/15/29		65,000		64,442
3.500%, due 09/15/30		55,000		55,153
Icahn Enterprises LP
5.250%, due 05/15/27		50,000		51,625
Iron Mountain, Inc.
5.250%, due 07/15/30 (d)		25,000		25,781
4.500%, due 02/15/31 (d)		25,000		24,719
LPL Holdings, Inc.
4.625%, due 11/15/27 (d)		25,000		26,031
MGM Growth Properties Operating Partnership LP
4.625%, due 06/15/25 (d)		20,000		20,950
3.875%, due 02/15/29 (d)		25,000		24,844
MPT Operating Partnership LP
3.500%, due 03/15/31		25,000		24,531
Nationstar Mortgage Holdings, Inc.
5.500%, due 08/15/28 (d)		30,000		30,147
5.125%, due 12/15/30 (d)		25,000		24,625
Navient Corp.
5.000%, due 03/15/27		35,000		35,087
4.875%, due 03/15/28		25,000		24,469
NFP Corp.
6.875%, due 08/15/28 (d)		30,000		31,125
OneMain Finance Corp.
6.625%, due 01/15/28		65,000		73,450
PennyMac Financial Services, Inc.
4.250%, due 02/15/29 (d)		55,000		52,594
Prudential Financial, Inc.
3.905%, due 12/07/47		85,000		91,025
Quicken Loans LLC
5.250%, due 01/15/28 (d)		25,000		26,359
Realogy Group LLC
7.625%, due 06/15/25 (d)		20,000		21,825
5.750%, due 01/15/29 (d)		55,000		54,244
Santander Holdings USA, Inc.
3.400%, due 01/18/23		150,000		156,425
SBA Communications Corp.
4.875%, due 09/01/24		33,000		33,701
3.875%, due 02/15/27		455,000		464,100
3.125%, due 02/01/29 (d)		195,000		187,200
Service Properties Trust
4.375%, due 02/15/30		25,000		22,919
Synchrony Financial
3.950%, due 12/01/27		90,000		96,957
The Goldman Sachs Group, Inc.
3.625%, due 02/20/24		155,000		166,798
1.375%, due 05/15/24	EUR	150,000		180,961
3.375%, due 03/27/25	EUR	38,000		50,168
2.000%, due 11/01/28	EUR	37,000		47,933
The Western Union Co.
2.750%, due 03/15/31		$190,000		180,688
Uniti Group LP
7.125%, due 12/15/24 (d)		25,000		25,656
6.500%, due 02/15/29 (d)		35,000		34,563
US Bancorp
0.850%, due 06/07/24	EUR	545,000		657,901
3.000%, due 07/30/29		$95,000		99,155
USB Capital IX
3.500%, Perpetual (3 Month U.S. LIBOR + 1.020%) (c)		180,000		173,700
VICI Properties LP
3.750%, due 02/15/27 (d)		5,000		4,988
4.625%, due 12/01/29 (d)		70,000		72,450
4.125%, due 08/15/30 (d)		190,000		190,950
Wells Fargo & Co.
1.331%, due 07/27/21 (3 Month Bank Bill Swap Rate + 1.320%) (c)	AUD	200,000		152,429
3.250%, due 04/27/22	AUD	200,000		156,259
Willis North America, Inc.
4.500%, due 09/15/28		$90,000		102,338
				7,299,230
Industrial - 1.5%
AECOM
5.875%, due 10/15/24		210,000		234,150
5.125%, due 03/15/27		230,000		250,125
Ball Corp.
4.000%, due 11/15/23		275,000		290,812
5.250%, due 07/01/25		260,000		293,800
4.875%, due 03/15/26		240,000		268,500
2.875%, due 08/15/30		105,000		100,013
Berry Global, Inc.
5.625%, due 07/15/27 (d)		205,000		216,531
Builders FirstSource, Inc.
6.750%, due 06/01/27 (d)		80,000		86,000
5.000%, due 03/01/30 (d)		25,000		26,062
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28 (d)		25,000		25,812
Clark Equipment Co.
5.875%, due 06/01/25 (d)		25,000		26,250
Clean Harbors, Inc.
5.125%, due 07/15/29 (d)		25,000		26,531
CP Atlas Buyer, Inc.
7.000%, due 12/01/28 (d)		25,000		26,125
Crown Americas LLC
4.500%, due 01/15/23		149,000		156,450
4.250%, due 09/30/26		25,000		26,500
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26		160,000		192,600
CSX Corp.
3.800%, due 11/01/46		85,000		89,842
Dycom Industries, Inc.
4.500%, due 04/15/29 (d)		20,000		20,050
Energizer Holdings, Inc.
4.750%, due 06/15/28 (d)		50,000		51,562
GrafTech Finance, Inc.
4.625%, due 12/15/28 (d)		25,000		25,188
Graham Packaging Co., Inc.
7.125%, due 08/15/28 (d)		25,000		26,563
Granite US Holdings Corp.
11.000%, due 10/01/27 (d)		25,000		28,031
Griffon Corp.
5.750%, due 03/01/28		30,000		31,875
Koppers, Inc.
6.000%, due 02/15/25 (d)		25,000		25,656
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28 (d)		25,000		28,000
Owens Corning
4.400%, due 01/30/48		85,000		92,841
Packaging Corp. of America
3.000%, due 12/15/29		90,000		93,790
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		25,000		25,188
Penske Truck Leasing Co. LP
4.200%, due 04/01/27 (d)		75,000		84,024
PGT Innovations, Inc.
6.750%, due 08/01/26 (d)		25,000		26,531
Plastipak Holdings, Inc.
6.250%, due 10/15/25 (d)		25,000		25,719
Reynolds Group Issuer, Inc.
4.000%, due 10/15/27 (d)		260,000		254,150
Silgan Holdings, Inc.
4.125%, due 02/01/28		70,000		72,100
Spirit AeroSystems, Inc.
7.500%, due 04/15/25 (d)		35,000		37,625
SSL Robotics LLC
9.750%, due 12/31/23 (d)		15,000		16,725
Standard Industries, Inc.
5.000%, due 02/15/27 (d)		20,000		20,750
3.375%, due 01/15/31 (d)		55,000		51,975
Stevens Holding Co., Inc.
6.125%, due 10/01/26 (d)		25,000		26,813
Summit Materials LLC
5.125%, due 06/01/25 (d)		25,000		25,313
The Boeing Co.
5.040%, due 05/01/27		205,000		232,635
2.950%, due 02/01/30		100,000		98,834
5.150%, due 05/01/30		205,000		235,954
3.625%, due 02/01/31		365,000		380,018
The Kenan Advantage Group, Inc.
7.875%, due 07/31/23 (d)		5,000		5,000
TransDigm, Inc.
8.000%, due 12/15/25 (d)		5,000		5,438
6.250%, due 03/15/26 (d)		50,000		52,875
6.375%, due 06/15/26		15,000		15,506
5.500%, due 11/15/27		60,000		62,025
Triumph Group, Inc.
7.750%, due 08/15/25 (a)		25,000		25,219
Weekley Homes LLC
4.875%, due 09/15/28 (d)		25,000		25,625
WRKCo, Inc.
3.750%, due 03/15/25		80,000		86,937
				4,652,638
Technology - 1.0%
Apple, Inc.
0.875%, due 05/24/25	EUR	215,000		262,418
Ascend Learning LLC
6.875%, due 08/01/25 (d)		$25,000		25,625
Austin BidCo, Inc.
7.125%, due 12/15/28 (d)		25,000		25,438
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28 (d)		25,000		25,062
BY Crown Parent LLC
4.250%, due 01/31/26 (d)		25,000		25,812
Castle US Holding Corp.
9.500%, due 02/15/28 (d)		30,000		30,525
CDW LLC
4.250%, due 04/01/28		165,000		170,775
3.250%, due 02/15/29		25,000		24,562
Dell International LLC
5.300%, due 10/01/29 (d)		30,000		35,091
8.350%, due 07/15/46 (d)		149,000		226,532
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24 (a)		25,000		26,187
Entegris, Inc.
4.375%, due 04/15/28 (d)		25,000		25,812
Fidelity National Information Services, Inc.
1.500%, due 05/21/27	EUR	100,000		124,646
1.000%, due 12/03/28	EUR	100,000		120,527
Fiserv, Inc.
1.125%, due 07/01/27	EUR	100,000		122,500
J2 Global, Inc.
4.625%, due 10/15/30 (d)		$70,000		70,700
Microchip Technology, Inc.
4.250%, due 09/01/25 (d)		25,000		26,106
MSCI, Inc.
4.750%, due 08/01/26 (d)		50,000		51,563
4.000%, due 11/15/29 (d)		115,000		118,306
3.625%, due 09/01/30 (d)		295,000		299,425
3.875%, due 02/15/31 (d)		155,000		158,294
MTS Systems Corp.
5.750%, due 08/15/27 (d)		25,000		27,156
NCR Corp.
5.125%, due 04/15/29 (d)		20,000		20,150
NetApp, Inc.
1.875%, due 06/22/25		95,000		97,014
Oracle Corp.
3.600%, due 04/01/50		80,000		77,293
Rackspace Technology Global, Inc.
5.375%, due 12/01/28 (d)		5,000		5,075
Rocket Software, Inc.
6.500%, due 02/15/29 (d)		25,000		25,000
Roper Technologies, Inc.
1.750%, due 02/15/31		195,000		180,881
Science Applications International Corp.
4.875%, due 04/01/28 (d)		25,000		25,813
SS&C Technologies, Inc.
5.500%, due 09/30/27 (d)		130,000		137,800
Tempo Acquisition LLC
6.750%, due 06/01/25 (d)		15,000		15,300
Twilio, Inc.
3.625%, due 03/15/29		90,000		91,012
3.875%, due 03/15/31		125,000		127,344
Veritas US, Inc.
7.500%, due 09/01/25 (d)		30,000		31,163
Xerox Holdings Corp.
5.000%, due 08/15/25 (d)		25,000		25,875
				2,882,782
Utilities - 1.5%
Calpine Corp.
5.125%, due 03/15/28 (d)		40,000		40,200
4.625%, due 02/01/29 (d)		15,000		14,625
Clearway Energy Operating LLC
4.750%, due 03/15/28 (d)		25,000		25,875
Dominion Energy, Inc.
4.650%, Perpetual (5 Year CMT Rate + 2.993%) (c)		180,000		189,450
DPL, Inc.
4.125%, due 07/01/25 (d)		270,000		285,862
Duke Energy Corp.
4.875%, Perpetual (5 Year CMT Rate + 3.388%) (c)		150,000		158,438
Essential Utilities, Inc.
2.704%, due 04/15/30		95,000		95,523
Eversource Energy
1.650%, due 08/15/30		95,000		87,875
FirstEnergy Corp.
4.400%, due 07/15/27		180,000		194,163
7.375%, due 11/15/31		320,000		426,845
Georgia Power Co.
2.200%, due 09/15/24		90,000		93,681
Monongahela Power Co.
5.400%, due 12/15/43 (d)		105,000		128,659
NextEra Energy Capital Holdings, Inc.
2.250%, due 06/01/30		90,000		87,698
5.650%, due 05/01/79 (3 Month U.S. LIBOR + 3.156%) (c)		110,000		125,537
NRG Energy, Inc.
2.000%, due 12/02/25 (d)		60,000		59,818
6.625%, due 01/15/27		330,000		343,612
5.250%, due 06/15/29 (d)		155,000		165,075
3.625%, due 02/15/31 (d)		415,000		403,588
NRG Energy, Inc. CVRT
2.750%, due 06/01/48		300,000		349,521
Pacific Gas and Electric Co.
2.500%, due 02/01/31		95,000		89,211
PG&E Corp.
5.000%, due 07/01/28		20,000		21,050
5.250%, due 07/01/30		81,000		85,658
Pike Corp.
5.500%, due 09/01/28 (d)		35,000		35,613
South Jersey Industries, Inc.
5.020%, due 04/15/31		131,000		131,871
The AES Corp.
2.450%, due 01/15/31 (d)		35,000		33,288
The Brooklyn Union Gas Co.
4.487%, due 03/04/49 (d)		90,000		102,858
The East Ohio Gas Co.
3.000%, due 06/15/50 (d)		95,000		87,417
The Southern Co.
4.000%, due 01/15/51 (5 Year CMT Rate + 3.733%) (c)		130,000		137,159
Vistra Operations Co. LLC
5.625%, due 02/15/27 (d)		139,000		144,212
5.000%, due 07/31/27 (d)		70,000		71,838
4.300%, due 07/15/29 (d)		162,000		171,720
				4,387,940
Total Corporate Bonds (Cost $54,135,566)				55,921,879

FOREIGN BONDS - 21.8%
Argentina - 0.1%
Banco Macro SA
6.750%, due 11/04/26 (5 Year USD Swap Rate + 5.463%) (c)		250,000		196,875
Australia - 0.3%
Asian Development Bank
5.000%, due 03/09/22	AUD	110,000		87,267
Australia Government Bond
0.250%, due 11/21/24	AUD	455,000		344,482
0.500%, due 09/21/26	AUD	155,000		115,292
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31 (d)		$175,000		178,500
New South Wales Treasury Corp.
1.000%, due 02/08/24	AUD	345,000		266,871
				992,412
Austria - 0.1%
JBS Investments II GmbH
7.000%, due 01/15/26 (d)		$200,000		212,500
Republic of Austria Government Bond
0.500%, due 02/20/29 (d)	EUR	140,000		174,095
				386,595
Bermuda - 0.1%
Digicel Group 0.5 Ltd.
8.000%, due 04/01/25 (d)		$62,804		52,127
Digicel Group 0.5 Ltd. CVRT
7.000%, Perpetual (d)		93,648		68,363
Viking Cruises Ltd.
13.000%, due 05/15/25 (d)		25,000		29,313
5.875%, due 09/15/27 (d)		90,000		88,200
				238,003
Brazil - 0.7%
Banco do Estado do Rio Grande do Sul SA
5.375%, due 01/28/31 (5 Year CMT Rate + 4.928%) (c)(d)		200,000		196,130
Brazilian Government International Bond
5.625%, due 02/21/47		500,000		506,250
Itau Unibanco Holding SA
4.625%, Perpetual (5 Year CMT Rate + 3.222%) (a)(c)		200,000		187,250
Natura Cosmeticos SA
5.375%, due 02/01/23 (d)		200,000		205,500
Nota do Tesouro Nacional
10.000%, due 01/01/23	BRL	1,995		373,215
10.000%, due 01/01/25	BRL	2,670		500,485
Simpar Finance Sarl
10.750%, due 02/12/28 (d)	BRL	590,000		95,354
				2,064,184
Britain - 0.9%
BP Capital Markets PLC CVRT
1.000%, due 04/28/23	GBP	200,000		288,099
European Investment Bank
0.398%, due 06/29/23 (SONIA Rate + 0.350%) (c)	GBP	100,000		138,558
Lloyds Banking Group PLC
7.500%, Perpetual (5 Year USD Swap Rate + 4.496%) (c)		$200,000		229,250
MARB BondCo PLC
3.950%, due 01/29/31 (d)		200,000		190,191
Natwest Group PLC
6.000%, Perpetual (5 Year CMT Rate + 5.625%) (c)		200,000		220,250
Royalty Pharma PLC
3.300%, due 09/02/40 (d)		90,000		86,988
United Kingdom Gilt
3.750%, due 09/07/21	GBP	65,000		91,070
0.500%, due 07/22/22	GBP	100,000		138,716
Vedanta Resources Finance II PLC
9.250%, due 04/23/26 (d)		$200,000		168,250
Vedanta Resources Ltd.
6.125%, due 08/09/24		400,000		321,500
Virgin Media Finance PLC
5.000%, due 07/15/30 (d)		200,000		198,500
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31 (d)	EUR	150,000		176,799
4.250%, due 01/31/31 (d)		$415,000		403,069
				2,651,240
Canada - 2.8%
1011778 BC ULC
4.250%, due 05/15/24 (d)		177,000		178,991
3.875%, due 01/15/28 (d)		188,000		188,940
3.500%, due 02/15/29 (d)		43,000		41,710
4.000%, due 10/15/30 (d)		356,000		343,540
Air Canada CVRT
4.000%, due 07/01/25 (d)		100,000		155,837
Bank of Montreal
3.803%, due 12/15/32 (5 Year USD Swap Rate + 1.432%) (c)		85,000		93,287
Bausch Health Cos., Inc.
5.500%, due 11/01/25 (d)		75,000		76,969
9.000%, due 12/15/25 (d)		95,000		103,075
5.000%, due 01/30/28 (d)		310,000		314,262
5.000%, due 02/15/29 (d)		45,000		44,550
6.250%, due 02/15/29 (d)		270,000		286,538
5.250%, due 01/30/30 (d)		630,000		632,362
5.250%, due 02/15/31 (d)		50,000		49,750
Bombardier, Inc.
6.000%, due 10/15/22 (d)		35,000		35,000
Canacol Energy Ltd.
7.250%, due 05/03/25 (a)(d)		200,000		211,000
Canada Housing Trust No. 1
1.950%, due 12/15/25 (d)	CAD	560,000		461,168
Cascades, Inc.
5.375%, due 01/15/28 (d)		$25,000		26,250
Cenovus Energy, Inc.
5.375%, due 07/15/25		124,000		139,500
4.250%, due 04/15/27		67,000		72,527
5.250%, due 06/15/37		44,000		47,410
6.750%, due 11/15/39		379,000		474,697
5.400%, due 06/15/47		154,000		171,518
Enbridge, Inc.
4.250%, due 12/01/26		191,000		212,731
3.125%, due 11/15/29		175,000		181,775
Garda World Security Corp.
8.750%, due 05/15/25 (d)		35,000		36,487
GFL Environmental, Inc.
8.500%, due 05/01/27 (d)		25,000		27,468
4.000%, due 08/01/28 (d)		55,000		53,075
3.500%, due 09/01/28 (d)		65,000		62,969
Hudbay Minerals, Inc.
4.500%, due 04/01/26 (d)		15,000		15,506
Husky Energy, Inc.
3.500%, due 02/07/28	CAD	100,000		81,946
Intelligent Packaging Ltd.
6.000%, due 09/15/28 (d)		$25,000		25,812
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD	260,000		213,977
Mattamy Group Corp.
4.625%, due 03/01/30 (d)		$45,000		44,606
MDC Partners, Inc.
7.500%, due 05/01/24 (d)		25,000		25,313
MEG Energy Corp.
7.125%, due 02/01/27 (d)		45,000		46,913
5.875%, due 02/01/29 (d)		10,000		10,025
MEGlobal Canada ULC
5.000%, due 05/18/25 (d)		200,000		223,250
Norbord, Inc.
5.750%, due 07/15/27 (d)		25,000		26,594
NOVA Chemicals Corp.
5.250%, due 06/01/27 (d)		20,000		20,900
Nutrien Ltd.
4.200%, due 04/01/29		85,000		95,544
Open Text Corp.
3.875%, due 02/15/28 (d)		25,000		25,125
Parkland Corp.
4.500%, due 10/01/29 (d)		40,000		40,138
Province of Ontario Canada
2.900%, due 06/02/28	CAD	220,000		187,939
1.350%, due 12/02/30	CAD	1,660,000		1,224,770
3.450%, due 06/02/45	CAD	195,000		173,325
Province of Quebec Canada
3.000%, due 09/01/23	CAD	325,000		273,918
1.500%, due 12/15/23	GBP	105,000		149,115
0.200%, due 04/07/25	EUR	200,000		239,762
Superior Plus LP
4.500%, due 03/15/29 (d)		$55,000		55,413
Taseko Mines Ltd.
7.000%, due 02/15/26 (d)		25,000		25,438
Telesat LLC
6.500%, due 10/15/27 (d)		15,000		15,000
The Bank of Nova Scotia
3.400%, due 02/11/24		160,000		171,881
TransCanada PipeLines Ltd.
4.100%, due 04/15/30		325,000		361,922
				8,497,518
Cayman Islands - 0.8%
American Airlines, Inc.
5.500%, due 04/20/26 (d)		220,000		228,525
5.750%, due 04/20/29 (d)		215,000		228,975
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27 (d)		165,000		163,762
CK Hutchison International 20 Ltd.
2.500%, due 05/08/30 (d)		200,000		199,431
Cosan Overseas Ltd.
8.250%, Perpetual		200,000		203,750
CSN Inova Ventures
6.750%, due 01/28/28 (d)		200,000		211,250
CSN Islands XII Corp.
7.000%, Perpetual		400,000		399,500
ENN Energy Holdings Ltd.
3.250%, due 07/24/22		200,000		204,998
Global Aircraft Leasing Co. Ltd.
6.500%, due 09/15/24 (d)		48,321		46,207
Gran Tierra Energy International Holdings Ltd.
6.250%, due 02/15/25		400,000		331,000
SPARC EM SPC Panama Metro Line 2 SP
0.000%, due 12/05/22 (d)		67,213		65,868
0.000%, due 12/05/22		67,213		65,869
Transocean Poseidon Ltd.
6.875%, due 02/01/27 (d)		75,000		69,000
Transocean, Inc.
11.500%, due 01/30/27 (a)(d)		13,000		11,162
				2,429,297
Chile - 0.7%
AES Gener SA
7.125%, due 03/26/79 (5 Year USD Swap Rate + 4.644%) (c)(d)		200,000		215,500
Chile Electricity PEC SpA
0.000%, due 01/25/28 (d)		200,000		162,250
Chile Government International Bond
2.450%, due 01/31/31		200,000		200,416
3.100%, due 01/22/61		850,000		790,500
Empresa Electrica Angamos SA
4.875%, due 05/25/29		147,800		148,019
Empresa Electrica Cochrane SpA
5.500%, due 05/14/27		361,120		377,325
Empresa Electrica Guacolda SA
4.560%, due 04/30/25		400,000		334,964
				2,228,974
China - 0.3%
China Government Bond
2.880%, due 11/05/23	CNY	2,980,000		455,043
1.990%, due 04/09/25	CNY	2,410,000		352,772
				807,815
Colombia - 0.3%
Colombia Government International Bond
5.000%, due 06/15/45		$200,000		213,107
4.125%, due 05/15/51		200,000		189,743
Colombian TES
10.000%, due 07/24/24	COP	686,500,000		219,008
6.250%, due 11/26/25	COP	750,000,000		212,174
				834,032
Dominican Republic - 0.3%
Banco de Reservas de la Republica Dominicana
7.000%, due 02/01/23		$300,000		311,250
Dominican Republic International Bond
5.300%, due 01/21/41 (d)		150,000		147,000
6.400%, due 06/05/49 (d)		150,000		156,187
5.875%, due 01/30/60		300,000		283,500
				897,937
France - 0.3%
BNP Paribas SA
4.500%, Perpetual (5 Year CMT Rate + 2.944%) (c)(d)		200,000		198,250
4.625%, Perpetual (5 Year CMT Rate + 3.340%) (a)(c)(d)		400,000		399,665
Engie SA
0.375%, due 06/21/27	EUR	100,000		118,572
Societe Generale SA
8.000%, Perpetual (5 Year ICE Mid-Market Swap Rate + 5.873%) (c)(d)		$200,000		234,134
Total Capital International SA
3.386%, due 06/29/60		85,000		80,786
				1,031,407
Germany - 0.1%
Deutsche Bank AG
6.000%, Perpetual (5 Year CMT Rate + 4.524%) (c)		200,000		202,000
E.ON SE
0.375%, due 09/29/27	EUR	65,000		77,016
Vertical Holdco GmbH
7.625%, due 07/15/28 (d)		$5,000		5,369
				284,385
Greece - 0.2%
Hellenic Republic Government Bond
2.000%, due 04/22/27 (d)	EUR	145,000		186,614
1.500%, due 06/18/30 (d)	EUR	205,000		256,694
4.200%, due 01/30/42	EUR	135,000		234,419
				677,727
India - 0.3%
Adani Green Energy UP Ltd.
6.250%, due 12/10/24 (d)		$200,000		220,000
Adani Ports & Special Economic Zone Ltd.
3.100%, due 02/02/31 (d)		200,000		188,996
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (d)		200,000		198,381
NTPC Ltd.
7.250%, due 05/03/22	INR	10,000,000		137,808
Reliance Industries Ltd.
5.400%, due 02/14/22		$250,000		259,687
				1,004,872
Indonesia - 1.4%
Indonesia Asahan Aluminium Persero PT
4.750%, due 05/15/25 (d)		225,000		243,563
Indonesia Government International Bond
3.375%, due 04/15/23		500,000		525,620
2.625%, due 06/14/23 (d)	EUR	150,000		185,123
2.150%, due 07/18/24 (d)	EUR	150,000		186,208
3.850%, due 10/15/30		$200,000		219,507
1.100%, due 03/12/33	EUR	100,000		113,463
3.700%, due 10/30/49		$200,000		203,260
Indonesia Treasury Bond
8.375%, due 03/15/24	IDR	2,879,000,000		213,214
6.500%, due 06/15/25	IDR	5,823,000,000		411,038
8.375%, due 09/15/26	IDR	1,606,000,000		122,465
6.125%, due 05/15/28	IDR	2,889,000,000		193,190
9.000%, due 03/15/29	IDR	1,457,000,000		114,022
8.250%, due 05/15/29	IDR	283,000,000		21,214
7.000%, due 09/15/30	IDR	4,685,000,000		326,515
8.750%, due 05/15/31	IDR	3,000,000,000		232,709
6.625%, due 05/15/33	IDR	419,000,000		28,036
7.500%, due 06/15/35	IDR	1,015,000,000		70,907
7.500%, due 05/15/38	IDR	1,447,000,000		100,080
International Bank for Reconstruction & Development
7.450%, due 08/20/21	IDR	1,260,000,000		87,157
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (d)		$200,000		220,000
3.800%, due 06/23/50		200,000		202,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, due 05/15/27 (d)		250,000		267,812
				4,287,353
Ireland - 0.5%
Ardagh Metal Packaging Finance USA LLC
3.250%, due 09/01/28 (d)		200,000		197,000
4.000%, due 09/01/29 (d)		200,000		199,000
Cimpress PLC
7.000%, due 06/15/26 (d)		180,000		189,000
Ireland Government Bond
3.900%, due 03/20/23	EUR	165,000		210,640
3.400%, due 03/18/24	EUR	165,000		216,329
Johnson Controls International PLC
0.375%, due 09/15/27	EUR	100,000		117,827
LCPR Senior Secured Financing DAC
6.750%, due 10/15/27 (d)		$255,000		271,423
5.125%, due 07/15/29 (d)		200,000		203,250
				1,604,469
Israel - 0.2%
Delek & Avner Tamar Bond Ltd.
5.082%, due 12/30/23 (d)		100,000		103,492
5.412%, due 12/30/25 (d)		100,000		104,745
Israel Electric Corp. Ltd.
6.875%, due 06/21/23 (d)		200,000		225,159
State of Israel
3.375%, due 01/15/50		250,000		251,395
				684,791
Italy - 0.3%
Intesa Sanpaolo SpA
7.700%, Perpetual (5 Year USD Swap Rate + 5.462%) (c)(d)		200,000		227,000
Italy Buoni Poliennali Del Tesoro
1.850%, due 07/01/25 (d)	EUR	325,000		412,197
Republic of Italy Government International Bond
1.250%, due 02/17/26		$200,000		195,540
				834,737
Japan - 0.4%
Japan Government Five Year Bond
0.100%, due 06/20/25	JPY	90,250,000		822,671
Mitsubishi UFJ Financial Group, Inc.
0.928%, due 03/02/23 (3 Month U.S. LIBOR + 0.740%) (c)		$155,000		156,357
Sony Corp. CVRT
0.000%, due 09/30/22	JPY	7,000,000		147,512
				1,126,540
Jersey - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.160%, due 03/31/34 (d)		$200,000		193,562
Liberia - 0.1%
Royal Caribbean Cruises Ltd.
9.125%, due 06/15/23 (d)		25,000		27,438
5.500%, due 04/01/28 (d)		135,000		135,675
				163,113
Luxembourg - 0.9%
Allergan Funding SCS
1.250%, due 06/01/24	EUR	100,000		117,784
2.625%, due 11/15/28	EUR	100,000		127,111
ArcelorMittal SA
4.550%, due 03/11/26		$20,000		22,150
7.250%, due 10/15/39		25,000		33,906
7.000%, due 03/01/41		100,000		135,750
Atento Luxco 1 SA
8.000%, due 02/10/26 (d)		90,000		94,500
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26	EUR	145,000		178,406
Camelot Finance SA
4.500%, due 11/01/26 (d)		$70,000		72,187
DH Europe Finance II Sarl
0.450%, due 03/18/28	EUR	310,000		365,321
Endo Luxembourg Finance Co. I Sarl
6.125%, due 04/01/29 (d)		$30,000		30,187
FS Luxembourg Sarl
10.000%, due 12/15/25 (d)		200,000		220,000
Gilex Holding Sarl
8.500%, due 05/02/23 (d)		150,000		156,188
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.875%, due 01/15/28 (d)		200,000		196,000
Millicom International Cellular SA
4.500%, due 04/27/31 (d)		200,000		207,000
Rede D'or Finance Sarl
4.500%, due 01/22/30 (d)		200,000		195,250
Schlumberger Investment SA
2.650%, due 06/26/30		45,000		45,201
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (d)	BRL	1,950,698		374,291
Telecom Italia Capital SA
6.375%, due 11/15/33		$25,000		29,375
Trinseo Materials Operating SCA
5.375%, due 09/01/25 (d)		15,000		15,413
Venator Finance Sarl
5.750%, due 07/15/25 (d)		25,000		24,188
				2,640,208
Malaysia - 0.6%
CIMB Bank Bhd
3.263%, due 03/15/22		200,000		204,920
Malayan Banking Bhd
0.992%, due 08/16/24 (3 Month U.S. LIBOR + 0.800%) (c)		200,000		200,360
Malaysia Government Bond
4.160%, due 07/15/21	MYR	1,045,000		253,723
4.059%, due 09/30/24	MYR	875,000		222,093
3.882%, due 03/14/25	MYR	430,000		108,462
3.899%, due 11/16/27	MYR	600,000		152,215
3.733%, due 06/15/28	MYR	400,000		100,429
3.844%, due 04/15/33	MYR	980,000		233,137
3.828%, due 07/05/34	MYR	360,000		86,061
Petronas Capital Ltd.
3.500%, due 04/21/30 (d)		$200,000		214,006
				1,775,406
Mauritius - 0.1%
Network i2i Ltd.
5.650%, Perpetual (5 Year CMT Rate + 4.277%) (c)(d)		200,000		211,250
Mexico - 1.0%
Banco Actinver SA
9.500%, due 12/18/32 (d)	MXN	3,000,000		110,081
Cemex SAB de CV
3.875%, due 07/11/31 (d)		$200,000		196,000
Credito Real SAB de CV SOFOM ER
9.125%, Perpetual (5 Year CMT Rate + 7.026%) (a)(c)		200,000		180,000
Mexarrend SAPI de CV
10.250%, due 07/24/24 (d)		200,000		197,000
Mexican Bonos
7.500%, due 06/03/27	MXN	89,700		477,506
7.750%, due 05/29/31	MXN	60,900		324,530
Mexico Government International Bond
4.600%, due 02/10/48		$200,000		203,851
3.771%, due 05/24/61		600,000		528,000
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25 (d)		205,000		205,000
Unifin Financiera SAB de CV
8.875%, Perpetual (5 Year CMT Rate + 6.308%) (c)		800,000		656,000
				3,077,968
Netherlands - 1.0%
AES Andres BV
7.950%, due 05/11/26 (d)		300,000		312,000
Airbus SE
1.625%, due 06/09/30	EUR	100,000		126,858
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000		91,371
BNG Bank NV
0.250%, due 06/07/24	EUR	120,000		144,098
Greenko Dutch BV
5.250%, due 07/24/24 (d)		$200,000		207,000
3.850%, due 03/29/26 (d)		200,000		201,000
ING Groep NV
5.750%, Perpetual (5 Year CMT Rate + 4.342%) (c)		200,000		218,000
Minejesa Capital BV
4.625%, due 08/10/30		400,000		417,336
5.625%, due 08/10/37		200,000		208,250
NXP BV
3.875%, due 06/18/26 (d)		170,000		186,469
Petrobras Global Finance BV
5.750%, due 02/01/29		85,000		92,331
5.093%, due 01/15/30		252,000		261,803
6.900%, due 03/19/49		210,000		228,113
6.750%, due 06/03/50		200,000		211,750
				2,906,379
New Zealand - 0.2%
International Bank for Reconstruction & Development
4.625%, due 10/06/21	NZD	145,000		103,393
3.375%, due 01/25/22	NZD	370,000		264,487
International Finance Corp.
0.375%, due 09/10/25	NZD	250,000		168,259
New Zealand Government Bond
6.000%, due 05/15/21	NZD	70,000		49,191
				585,330
Norway - 0.7%
Aker BP ASA
4.750%, due 06/15/24 (d)		$155,000		159,262
3.750%, due 01/15/30 (d)		185,000		190,088
European Investment Bank
1.500%, due 05/12/22	NOK	1,920,000		226,952
Nordea Eiendomskreditt AS
0.720%, due 06/21/23 (3 Month NIBOR + 0.300%) (c)	NOK	1,000,000		117,524
0.760%, due 06/19/24 (3 Month NIBOR + 0.340%) (c)	NOK	1,000,000		117,664
Nordic Investment Bank
1.500%, due 01/24/22	NOK	1,000,000		117,594
Norway Government Bond
3.750%, due 05/25/21 (d)	NOK	4,175,000		490,467
2.000%, due 05/24/23 (d)	NOK	4,400,000		530,121
				1,949,672
Panama - 0.5%
AES Panama Generation Holdings SRL
4.375%, due 05/31/30 (d)		$200,000		206,750
Carnival Corp.
11.500%, due 04/01/23 (d)		10,000		11,400
5.750%, due 03/01/27 (d)		175,000		178,937
Multibank, Inc.
4.375%, due 11/09/22		200,000		205,362
Panama Government International Bond
4.300%, due 04/29/53		300,000		322,500
3.870%, due 07/23/60		200,000		198,500
UEP Penonome II SA
6.500%, due 10/01/38 (d)		250,000		250,625
6.500%, due 10/01/38		200,000		200,500
				1,574,574
Paraguay - 0.1%
Banco Continental SAECA
2.750%, due 12/10/25 (d)		150,000		148,875
Peru - 0.7%
Banco de Credito del Peru
3.125%, due 07/01/30 (5 Year CMT Rate + 3.000%) (c)(d)		200,000		200,441
Banco Internacional del Peru SAA Interbank
4.000%, due 07/08/30 (5 Year CMT Rate + 3.711%) (c)		350,000		357,875
Peru Government Bond
6.150%, due 08/12/32	PEN	526,000		151,980
6.850%, due 02/12/42	PEN	525,000		150,032
Peru LNG Srl
5.375%, due 03/22/30		$400,000		358,000
Peruvian Government International Bond
2.783%, due 01/23/31		300,000		299,993
3.300%, due 03/11/41		300,000		290,511
3.550%, due 03/10/51		300,000		292,156
Scotiabank Peru SAA
4.500%, due 12/13/27 (3 Month U.S. LIBOR + 3.856%) (c)		80,000		83,419
				2,184,407
Philippines - 0.5%
Philippine Government International Bond
0.875%, due 05/17/27	EUR	285,000		339,268
2.457%, due 05/05/30		$200,000		202,493
1.648%, due 06/10/31 (a)		250,000		236,041
6.250%, due 01/14/36	PHP	5,000,000		128,765
3.700%, due 03/01/41		$400,000		416,500
3.700%, due 02/02/42		200,000		207,830
				1,530,897
Portugal - 0.4%
Portugal Government International Bond
5.125%, due 10/15/24 (d)		345,000		394,163
Portugal Obrigacoes do Tesouro OT
0.700%, due 10/15/27 (d)	EUR	85,000		105,032
0.475%, due 10/18/30 (d)	EUR	460,000		552,104
				1,051,299
Puerto Rico - 0.1%
Popular, Inc.
6.125%, due 09/14/23		$290,000		312,822
Qatar - 0.2%
Qatar Government International Bond
3.375%, due 03/14/24		200,000		214,499
4.000%, due 03/14/29 (d)		200,000		226,865
				441,364
Russia - 0.1%
Russian Federal Bond - OFZ
7.250%, due 05/10/34	RUB	19,987,000		268,626
Saudi Arabia - 0.5%
Saudi Arabian Oil Co.
3.500%, due 04/16/29 (d)		$200,000		213,366
4.250%, due 04/16/39 (d)		200,000		215,402
4.375%, due 04/16/49 (d)		200,000		217,642
Saudi Government International Bond
2.900%, due 10/22/25 (d)		250,000		264,654
3.750%, due 01/21/55		250,000		244,637
3.450%, due 02/02/61		400,000		367,299
				1,523,000
Singapore - 1.2%
BOC Aviation Ltd.
2.750%, due 09/18/22 (d)		200,000		203,989
DBS Group Holdings Ltd.
3.600%, Perpetual (5 Year USD Swap Rate + 2.390%) (c)		600,000		603,000
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (d)		273,600		319,770
Medco Bell Pte Ltd.
6.375%, due 01/30/27 (d)		200,000		201,000
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26 (d)		220,000		234,025
Oversea-Chinese Banking Corp. Ltd.
1.832%, due 09/10/30 (5 Year CMT Rate + 1.580%) (c)(d)		500,000		495,202
PSA Treasury Pte Ltd.
2.125%, due 09/05/29		200,000		198,364
Singapore Government Bond
1.750%, due 04/01/22	SGD	485,000		365,214
2.375%, due 06/01/25	SGD	165,000		130,302
Temasek Financial I Ltd.
1.000%, due 10/06/30 (d)		$400,000		364,586
United Overseas Bank Ltd.
3.875%, Perpetual (5 Year USD Swap Rate + 1.794%) (c)		500,000		517,500
				3,632,952
South Africa - 0.1%
Republic of South Africa Government Bond
8.875%, due 02/28/35	ZAR	4,010,000		231,060
South Korea - 0.5%
Korea East-West Power Co. Ltd.
1.750%, due 05/06/25 (d)		$200,000		203,092
1.750%, due 05/06/25		300,000		304,847
Korea Electric Power Corp.
1.125%, due 06/15/25 (d)		200,000		198,335
NongHyup Bank
1.250%, due 07/20/25 (d)		200,000		199,420
POSCO
2.375%, due 01/17/23		200,000		205,241
Woori Bank
4.250%, Perpetual (5 Year CMT Rate + 2.664%) (c)		400,000		417,500
				1,528,435
Spain - 0.2%
Cellnex Telecom SA
1.875%, due 06/26/29	EUR	100,000		119,156
Cellnex Telecom SA CVRT
0.750%, due 11/20/31	EUR	100,000		112,026
Spain Government Bond
0.250%, due 07/30/24 (d)	EUR	170,000		203,804
0.800%, due 07/30/27 (d)	EUR	170,000		210,705
				645,691
Sweden - 0.1%
Sweden Government International Bond
0.125%, due 04/24/23 (d)	EUR	325,000		386,735
Switzerland - 0.2%
Credit Suisse Group AG
4.500%, Perpetual (5 Year CMT Rate + 3.554%) (c)(d)		$200,000		186,076
6.375%, Perpetual (5 Year CMT Rate + 4.822%) (c)(d)		200,000		213,503
UBS Group AG
4.375%, Perpetual (5 Year CMT Rate + 3.313%) (c)(d)		200,000		197,876
				597,455
Thailand - 0.2%
Bangkok Bank PCL
5.000%, Perpetual (5 Year CMT Rate + 4.729%) (c)		200,000		209,833
Kasikornbank PCL
5.275%, Perpetual (5 Year CMT Rate + 4.940%) (c)		400,000		420,360
				630,193
Turkey - 0.1%
Turkey Government Bond
11.000%, due 02/24/27	TRY	4,349,000		383,240
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond
3.125%, due 04/16/30 (d)		$400,000		427,947
1.700%, due 03/02/31 (d)		185,000		174,817
3.125%, due 09/30/49		450,000		428,879
				1,031,643
Total Foreign Bonds (Cost $64,771,655)				65,367,319

BANK LOANS - 5.3% (c)
1011778 BC ULC
1.859%, due 11/19/26 (1 Month U.S. LIBOR + 1.750%)		451,581		444,102
Abe Investment Holdings, Inc.
4.625%, due 02/19/26 (1 Month U.S. LIBOR + 4.500%)		39,068		38,779
Access CIG LLC
3.865%, due 02/27/25 (1 Month U.S. LIBOR + 3.750%)		44,315		44,022
Acrisure LLC
3.703%, due 02/16/27 (3 Month U.S. LIBOR + 3.500%)		135,366		133,999
Air Methods Corp.
4.500%, due 04/21/24 (3 Month U.S. LIBOR + 3.500%)		59,231		57,472
Aldevron LLC
4.250%, due 10/11/26 (1 Month U.S. LIBOR + 3.250%)		118,850		118,924
AlixPartners LLP
3.250%, due 02/04/28 (1 Month U.S. LIBOR + 2.750%)		110,000		109,725
Allied Universal Holdco LLC
4.359%, due 07/12/26 (1 Month U.S. LIBOR + 4.250%)		118,500		118,315
Alterra Mountain Co.
2.859%, due 07/31/24 (1 Month U.S. LIBOR + 2.750%)		128,056		126,136
Altice France SA
4.198%, due 08/14/26 (3 Month U.S. LIBOR + 4.000%)		139,288		139,148
American Airlines, Inc.
5.500%, due 03/24/28 (1 Month U.S. LIBOR + 4.750%)		130,000		133,352
American Tire Distributors, Inc.
8.500%, due 09/01/24 (1 Month U.S. LIBOR + 7.500%)		26,505		25,975
8.500%, due 09/01/24 (3 Month U.S. LIBOR + 7.500%)		3,044		2,983
Applied Systems, Inc.
5.250%, due 09/19/24 (Prime + 2.000%)		1,992		1,987
3.500%, due 09/19/24 (3 Month U.S. LIBOR + 3.000%)		143,008		142,660
Arches Buyer, Inc.
3.750%, due 12/06/27 (1 Month U.S. LIBOR + 3.250%)		119,700		119,072
Ascend Learning LLC
4.000%, due 07/12/24 (1 Month U.S. LIBOR + 3.000%)		137,809		137,465
AssuredPartners, Inc.
3.609%, due 02/13/27 (1 Month U.S. LIBOR + 3.500%)		234,788		232,440
Asurion LLC
3.109%, due 11/03/23 (1 Month U.S. LIBOR + 3.000%)		70,273		70,134
Asurion LLC
3.359%, due 12/23/26 (1 Month U.S. LIBOR + 3.250%)		154,613		153,826
Avantor Funding, Inc.
3.250%, due 11/06/27 (1 Month U.S. LIBOR + 2.250%)		119,700		119,895
Avaya, Inc.
4.106%, due 12/15/27 (1 Month U.S. LIBOR + 4.000%)		150,000		150,161
Avaya, Inc.
4.356%, due 12/15/27 (1 Month U.S. LIBOR + 4.250%)		22,161		22,208
Bausch Health Americas, Inc.
2.859%, due 11/27/25 (1 Month U.S. LIBOR + 2.750%)		101,250		100,814
Berry Global, Inc.
1.898%, due 07/01/26 (1 Month U.S. LIBOR + 1.750%)		491,269		488,044
Blackhawk Network Holdings, Inc.
3.109%, due 06/15/25 (1 Month U.S. LIBOR + 3.000%)		108,236		106,912
Blackstone CQP Holdco LP
3.687%, due 09/30/24 (3 Month U.S. LIBOR + 3.500%)		83,340		83,268
Brand Industrial Services, Inc.
5.250%, due 06/21/24 (3 Month U.S. LIBOR + 4.250%)		59,307		58,514
Caesars Resort Collection LLC
2.859%, due 12/22/24 (1 Month U.S. LIBOR + 2.750%)		172,328		170,043
Caesars Resort Collection LLC
4.609%, due 07/20/25 (1 Month U.S. LIBOR + 4.500%)		54,725		54,905
Camelot Finance SA
4.000%, due 10/31/26 (1 Month U.S. LIBOR + 3.000%)		109,725		109,807
Castle US Holding Corp.
3.953%, due 01/31/27 (3 Month U.S. LIBOR + 3.750%)		143,823		142,295
Cengage Learning, Inc.
5.250%, due 06/07/23 (6 Month U.S. LIBOR + 4.250%)		59,263		58,757
CenturyLink, Inc.
2.359%, due 03/15/27 (1 Month U.S. LIBOR + 2.250%)		493,750		489,343
Charter Communications Operating LLC
1.870%, due 02/01/27 (1 Month U.S. LIBOR + 1.750%)		491,139		489,391
Charter NEX US, Inc.
5.000%, due 12/31/27 (1 Month U.S. LIBOR + 4.250%)		70,000		70,231
CHG Healthcare Services, Inc.
4.000%, due 06/07/23 (6 Month U.S. LIBOR + 3.000%)		63,577		63,458
Clarios Global LP
3.359%, due 04/30/26 (1 Month U.S. LIBOR + 3.250%)		627,845		622,351
Clear Channel Outdoor Holdings, Inc.
3.712%, due 08/21/26 (1 Month U.S. LIBOR + 3.500%)		39,698		38,248
ClubCorp Holdings, Inc.
2.953%, due 09/18/24 (3 Month U.S. LIBOR + 2.750%)		64,424		60,729
Cornerstone Building Brands, Inc.
3.856%, due 04/12/25 (1 Month U.S. LIBOR + 3.750%)		57,585		57,636
Cornerstone OnDemand, Inc.
4.361%, due 04/22/27 (1 Month U.S. LIBOR + 4.250%)		76,338		76,505
CP Atlas Buyer, Inc.
4.250%, due 11/23/27 (3 Month U.S. LIBOR + 3.750%)		120,000		119,391
Cvent, Inc.
3.900%, due 11/30/24 (1 Month U.S. LIBOR + 3.750%)		113,057		110,325
Dcert Buyer, Inc.
4.109%, due 10/16/26 (1 Month U.S. LIBOR + 4.000%)		79,798		79,760
Deerfield Dakota Holding LLC
4.750%, due 04/09/27 (1 Month U.S. LIBOR + 3.750%)		104,237		104,498
Dell International LLC
2.000%, due 09/19/25 (1 Month U.S. LIBOR + 1.750%)		319,099		319,185
Delta Topco, Inc.
4.500%, due 12/01/27 (3 Month U.S. LIBOR + 3.750%)		65,000		65,012
Diamond BC BV
3.109%, due 09/06/24 (1 Month U.S. LIBOR + 3.000%)		39,389		39,254
EG Finco Ltd.
4.254%, due 02/05/25 (3 Month U.S. LIBOR + 4.000%)		28,150		27,748
Endurance International Group Holdings, Inc.
4.250%, due 02/10/28 (6 Month U.S. LIBOR + 3.500%)		155,000		153,644
Energizer Holdings, Inc.
2.750%, due 12/22/27 (1 Month U.S. LIBOR + 2.250%)		105,000		104,781
Envision Healthcare Corp.
3.859%, due 10/10/25 (1 Month U.S. LIBOR + 3.750%)		83,766		72,545
Filtration Group
3.109%, due 03/31/25 (1 Month U.S. LIBOR + 3.000%)		215,749		212,959
Finastra USA, Inc.
4.500%, due 06/13/24 (6 Month U.S. LIBOR + 3.500%)		60,398		59,280
Finastra USA, Inc.
8.250%, due 06/13/25 (6 Month U.S. LIBOR + 7.250%)		20,000		20,152
Flex Acquisition Co., Inc.
3.238%, due 06/29/25 (3 Month U.S. LIBOR + 3.000%)		14,824		14,603
Flexential Intermediate Corp.
3.703%, due 08/01/24 (3 Month U.S. LIBOR + 3.500%)		29,616		27,747
Foundation Building Materials, Inc.
3.750%, due 01/29/28 (1 Month U.S. LIBOR + 3.250%)		75,000		74,409
Gainwell Acquisition Corp.
4.750%, due 10/01/27 (3 Month U.S. LIBOR + 4.000%)		239,713		239,113
Gentiva Health Services, Inc.
2.875%, due 07/02/25 (1 Month U.S. LIBOR + 2.750%)		201,721		200,881
Graham Packaging Co., Inc.
3.750%, due 08/04/27 (1 Month U.S. LIBOR + 3.000%)		73,475		73,112
Great Outdoors Group LLC
5.000%, due 03/05/28 (1 Month U.S. LIBOR + 4.250%)		194,513		195,072
Greeneden US Holdings II LLC
4.750%, due 12/01/27 (1 Month U.S. LIBOR + 4.000%)		231,331		231,562
Harbor Freight Tools USA, Inc.
3.750%, due 10/19/27 (1 Month U.S. LIBOR + 3.000%)		94,763		94,784
Helios Software Holdings, Inc.
3.927%, due 03/11/28 (3 Month U.S. LIBOR + 3.750%)		255,000		253,567
H-Food Holdings LLC
3.796%, due 05/31/25 (1 Month U.S. LIBOR + 3.688%)		54,240		53,788
Hyland Software, Inc.
4.250%, due 07/01/24 (1 Month U.S. LIBOR + 3.500%)		217,359		217,518
INEOS US Petrochem LLC
3.250%, due 01/29/26 (3 Month U.S. LIBOR + 2.750%)		125,000		124,824
Intelsat Jackson Holdings SA
6.500%, due 07/13/21 (3 Month U.S. LIBOR + 5.500%)		17,349		17,601
Intelsat Jackson Holdings SA
8.000%, due 11/27/23 (Prime + 4.750%)		115,382		117,558
ION Trading Finance Ltd.
5.000%, due 11/21/24 (6 Month U.S. LIBOR + 4.000%)		24,612		24,657
ION Trading Finance Ltd.
4.858%, due 03/26/28 (1 Month U.S. LIBOR + 4.750%)		240,000		240,300
IRB Holding Corp.
3.750%, due 02/05/25 (3 Month U.S. LIBOR + 2.750%)		142,032		141,079
3.750%, due 02/05/25 (1 Month U.S. LIBOR + 2.750%)		367		365
Kronos Acquisition Holdings, Inc.
4.250%, due 12/22/26 (3 Month U.S. LIBOR + 3.750%)		129,675		127,996
Level 3 Financing, Inc.
1.859%, due 03/01/27 (1 Month U.S. LIBOR + 1.750%)		337,328		333,393
LifePoint Health, Inc.
3.865%, due 11/16/25 (1 Month U.S. LIBOR + 3.750%)		99,520		99,436
Lower Cadence Holdings LLC
4.109%, due 05/22/26 (1 Month U.S. LIBOR + 4.000%)		112,557		110,118
Lummus Technology Holdings V LLC
3.609%, due 06/30/27 (1 Month U.S. LIBOR + 3.500%)		84,788		84,523
Mavis Tire Express Services Corp.
3.504%, due 03/20/25 (3 Month U.S. LIBOR + 3.250%)		39,401		39,327
Messer Industries USA, Inc.
2.703%, due 03/01/26 (3 Month U.S. LIBOR + 2.500%)		18,645		18,527
Mister Car Wash Holdings, Inc.
3.358%, due 05/14/26 (1 Month U.S. LIBOR + 3.250%)		64,159		63,526
Mitchell International, Inc.
3.359%, due 12/01/24 (1 Month U.S. LIBOR + 3.250%)		162,763		160,446
Nouryon USA LLC
2.860%, due 10/01/25 (1 Month U.S. LIBOR + 2.750%)		88,775		87,545
OneDigital Borrower LLC
5.250%, due 11/16/27 (3 Month U.S. LIBOR + 4.500%)		151,875		152,129
OneDigital Borrower LLC
5.250%, due 11/16/27 (1 Month U.S. LIBOR + 4.500%)		8,125		8,138
Option Care Health, Inc.
3.859%, due 08/06/26 (1 Month U.S. LIBOR + 3.750%)		138,424		138,056
Pacific Gas and Electric Co.
3.500%, due 01/01/22 (3 Month U.S. LIBOR + 3.000%)		74,438		74,461
Packers Holdings LLC
4.000%, due 03/04/28 (3 Month U.S. LIBOR + 3.250%)		115,000		113,898
PAREXEL International Corp.
2.859%, due 09/27/24 (1 Month U.S. LIBOR + 2.750%)		246,013		243,425
Peraton Corp.
4.500%, due 02/01/28 (1 Month U.S. LIBOR + 3.750%)		47,103		47,182
Peraton Corp.
4.500%, due 02/01/28 (1 Month U.S. LIBOR + 3.750%)		82,897		83,035
Petco Health & Wellness Co., Inc.
4.000%, due 03/04/28 (3 Month U.S. LIBOR + 3.250%)		135,000		134,683
PetSmart, Inc.
4.500%, due 02/12/28 (6 Month U.S. LIBOR + 3.750%)		75,000		74,989
Playtika Holding Corp.
2.859%, due 03/11/28 (1 Month U.S. LIBOR + 2.750%)		155,000		154,322
Prime Security Services Borrower LLC
3.500%, due 09/23/26 (6 Month U.S. LIBOR + 2.750%)		47,095		46,962
3.500%, due 09/23/26 (1 Month U.S. LIBOR + 2.750%)		36,682		36,579
3.500%, due 09/23/26 (3 Month U.S. LIBOR + 2.750%)		23,548		23,481
3.500%, due 09/23/26 (12 Month U.S. LIBOR + 2.750%)		23,547		23,481
Project Alpha Intermediate Holding, Inc.
4.150%, due 04/26/24 (1 Month U.S. LIBOR + 4.000%)		175,174		174,933
Rackspace Technology Global, Inc.
3.500%, due 02/09/28 (3 Month U.S. LIBOR + 2.750%)		160,000		158,791
Radiate Holdco LLC
4.250%, due 09/25/26 (1 Month U.S. LIBOR + 3.500%)		124,688		124,787
Radiology Partners, Inc.
4.357%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		65,552		65,149
4.475%, due 07/09/25 (3 Month U.S. LIBOR + 4.250%)		56,204		55,858
RealPage, Inc.
3.750%, due 02/18/28 (1 Month U.S. LIBOR + 3.250%)		140,000		139,533
RentPath LLC
6.660%, due 12/17/21 (3 Month U.S. LIBOR + 4.750%)		53,705		48,440
RentPath LLC
8.000%, due 02/14/25 (1 Month U.S. LIBOR + 7.000%)		9,326		9,419
Securus Technologies Holdings LLC
5.500%, due 11/01/24 (6 Month U.S. LIBOR + 4.500%)		48,133		44,700
Sedgwick Claims Management Services, Inc.
3.859%, due 09/03/26 (1 Month U.S. LIBOR + 3.750%)		29,475		29,363
Solenis Holdings LLC
4.190%, due 06/26/25 (3 Month U.S. LIBOR + 4.000%)		68,010		67,925
4.233%, due 06/26/25 (3 Month U.S. LIBOR + 4.000%)		10,501		10,488
Sophia LP
4.500%, due 10/07/27 (3 Month U.S. LIBOR + 3.750%)		139,650		139,781
Sotera Health Holdings LLC
3.250%, due 12/13/26 (3 Month U.S. LIBOR + 2.750%)		95,000		94,881
Spin Holdco, Inc.
4.750%, due 03/01/28 (3 Month U.S. LIBOR + 4.000%)		95,000		94,313
Surf Holdings LLC
3.676%, due 03/05/27 (3 Month U.S. LIBOR + 3.500%)		109,175		108,257
Team Health Holdings, Inc.
3.750%, due 02/06/24 (1 Month U.S. LIBOR + 2.750%)		24,679		23,021
Tech Data Corp.
3.609%, due 07/01/25 (1 Month U.S. LIBOR + 3.500%)		99,500		99,908
Tempo Acquisition LLC
3.750%, due 10/31/26 (1 Month U.S. LIBOR + 3.250%)		200,436		200,624
The Edelman Financial Center LLC
3.115%, due 07/19/25 (1 Month U.S. LIBOR + 3.000%)		73,398		73,135
The EW Scripps Co.
3.313%, due 05/01/26 (1 Month U.S. LIBOR + 2.563%)		33,346		33,242
The EW Scripps Co.
3.750%, due 01/07/28 (1 Month U.S. LIBOR + 3.000%)		109,725		109,511
The Hillman Group, Inc.
3.250%, due 02/24/28 (1 Month U.S. LIBOR + 2.750%)		58,186		57,980
The Hillman Group, Inc.
3.250%, due 02/24/28 (1 Month U.S. LIBOR + 2.750%)		11,814		11,772
TIBCO Software, Inc.
3.860%, due 06/30/26 (1 Month U.S. LIBOR + 3.750%)		228,225		225,800
Titan Acquisition Ltd.
3.267%, due 03/28/25 (6 Month U.S. LIBOR + 3.000%)		44,542		43,714
TKC Holdings, Inc.
4.750%, due 02/01/23 (6 Month U.S. LIBOR + 3.750%)		116,111		113,654
TransDigm, Inc.
2.359%, due 12/09/25 (1 Month U.S. LIBOR + 2.250%)		183,146		179,598
TricorBraun Holdings, Inc.
3.750%, due 03/03/28 (6 Month U.S. LIBOR + 3.250%)		61,228		60,731
TricorBraun Holdings, Inc.
3.750%, due 03/03/28 (6 Month U.S. LIBOR + 3.250%)		13,772		13,660
Uber Technologies, Inc.
3.609%, due 04/04/25 (1 Month U.S. LIBOR + 3.500%)		214,449		213,756
UFC Holdings LLC
3.750%, due 04/29/26 (6 Month U.S. LIBOR + 3.000%)		78,368		78,178
UKG, Inc.
3.859%, due 05/03/26 (1 Month U.S. LIBOR + 3.750%)		128,444		128,488
UKG, Inc.
4.000%, due 05/03/26 (3 Month U.S. LIBOR + 3.250%)		104,476		104,631
United Natural Foods, Inc.
3.609%, due 10/22/25 (1 Month U.S. LIBOR + 3.500%)		16,878		16,891
Verscend Holding Corp.
4.109%, due 08/27/25 (1 Month U.S. LIBOR + 4.000%)		75,000		75,104
Vertical US Newco, Inc.
4.478%, due 07/31/27 (6 Month U.S. LIBOR + 4.250%)		194,026		194,742
VS Buyer LLC
3.109%, due 03/02/27 (1 Month U.S. LIBOR + 3.000%)		138,687		138,456
WestJet Airlines Ltd.
4.000%, due 12/11/26 (6 Month U.S. LIBOR + 3.000%)		69,038		67,095
Zayo Group Holdings, Inc.
3.109%, due 03/09/27 (1 Month U.S. LIBOR + 3.000%)		59,336		58,936
Total Bank Loans (Cost $15,957,340)				15,984,008

		Shares
COMMON STOCKS - 1.2%
Financials - 0.6%
Citizens Financial Group, Inc.		5,595		247,019
Comerica, Inc.		3,295		236,383
Fifth Third Bancorp		6,085		227,883
Huntington Bancshares, Inc.		15,350		241,302
Regions Financial Corp.		4,583		94,685
The PNC Financial Services Group, Inc.		1,295		227,156
US Bancorp		6,179		341,761
				1,616,189
Industrials - 0.4%
Delta Air Lines, Inc.		12,333		595,437
HC2 Holdings, Inc. (h)		10,600		41,764
The Boeing Co.		2,529		644,187
				1,281,388
Real Estate - 0.2%
Americold Realty Trust		2,647		101,830
RioCan Real Estate Investment Trust		29,721		460,230
				562,060
Total Common Stocks (Cost $3,151,728)				3,459,637

PREFERRED STOCKS - 1.2%
Communication Services- 0.0% (g)
2020 Cash Mandatory Exchangeable Trust CVRT (d)(f)		95		106,842
Financials - 0.1%
US Bancorp (c)		175		164,064
Wells Fargo & Co. (c)		4,300		115,240
				279,304
Health Care - 0.1%
Becton Dickinson and Co. CVRT (a)		2,150		115,498
Danaher Corp. CVRT		115		175,963
				291,461
Industrials - 0.1%
Fortive Corp. CVRT		225		224,001
Stanley Black & Decker, Inc. CVRT		2,100		247,758
				471,759
Information Technology - 0.1%
Broadcom, Inc. CVRT		190		280,153
Utilities - 0.8%
American Electric Power Co., Inc. CVRT		6,600		322,476
CenterPoint Energy, Inc. CVRT		4,450		185,431
Dominion Energy, Inc. CVRT		3,200		316,288
DTE Energy Co. CVRT		5,500		273,295
NextEra Energy, Inc. CVRT		6,300		361,683
NextEra Energy, Inc. CVRT		6,600		326,898
NextEra Energy, Inc. CVRT		3,500		173,600
The Southern Co. CVRT		6,900		351,417
				2,311,088
Total Preferred Stocks (Cost $3,621,167)				3,740,607

			Notional
PURCHASED OTC OPTIONS - 0.0% (g)		Contracts	Amount
Currency Call Option - 0.0% (g)
Australian Dollar, 6/16/21 at $0.747		7,166,000	$7,166,000	83,914
Currency Put Options - 0.0% (g)
Mexican Peso, 7/22/21 at $19.25		1,235,000	1,235,000	8,629
U.S. Dollar, 3/31/21 at 1.185 EUR		1,830,000	1,830,000	21,501
			3,065,000	30,130
Total Purchased OTC Options (Cost $89,582)				114,044

AFFILIATED REGISTERED INVESTMENT COMPANIES - 6.3%		Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P		528,930		5,014,256
Voya Floating Rate Fund - Class P		1,107,085		9,985,911
Voya High Yield Bond Fund - Class P		475,086		3,795,935
Total Affiliated Registered Investment Companies (Cost $18,969,288)				18,796,102

Total Investments at Value - 96.9% (Cost $289,982,907)				290,585,577
Other Assets in Excess of Liabilities - 3.1%				9,399,055
Net Assets - 100.0%				$299,984,632

Percentages are stated as a percent of net assets.

(a)	This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $2,191,956.
(b)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(c)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2021.
(d)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2021, the value of these investments was $119,280,343, or 39.8% of total net assets.

(e)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2021
(f)	Illiquid security. The total fair value of such securities is $4,457,993 as of March 31, 2021, representing 1.5% of net assets.
(g)	Represents less than 0.1%.
(h)	Non-income producing security.

CVRT	Convertible Security
REMIC	Real Estate Mortgage Investment Conduit
CMT	Constant Maturity U.S. Treasury
LIBOR	London Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2021 (Unaudited)
				Value/Unrealized
			Notional	Appreciation
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	(Depreciation)
2-Year U.S. Treasury Note Future	101	06/30/2021	$21,013,740	$(20,459)
5-Year U.S. Treasury Note Future	275	06/30/2021	26,835,458	(436,604)
Euro Bund Future	6	06/08/2021	879,644	1,171
Total Futures Contracts Purchased			$48,728,842	$(455,892)

The average monthly notional amount of futures contracts purchased during the three months ended March 31, 2021 was $47,951,215.

			Notional	Value/ Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
10-Year U.S. Treasury Note Future	36	06/21/2021	$3,899,214	103,108
Euro Bund Future	3	06/08/2021	363,276	1,169
30 Year Euro Buxl Future	1	06/08/2021	184,746	1,242
U.S. Treasury Long Bond Future	85	06/21/2021	11,497,911	364,372
Ultra 10-Year U.S. Treasury Bond Future	49	06/21/2021	4,507,450	170,712
Ultra Long-Term U.S. Treasury Bond Future	16	06/21/2021	1,770,725	137,216
Total Futures Contracts Sold Short			$22,223,322	$777,819

The average monthly notional amount of futures contracts sold short during the three months ended March 31, 2021 was $19,614,964.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
March 31, 2021 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	6/16/2021	NZD	178,090	USD	125,900	(1,546)
Australia and New Zealand Banking Group Ltd.	6/16/2021	USD	257,978	NZD	359,786	6,751
Barclays Capital, Inc.	6/16/2021	NZD	639,156	AUD	585,000	1,815
Barclays Capital, Inc.	6/16/2021	USD	707,921	EUR	602,500	197
Barclays Capital, Inc.	6/16/2021	USD	582,500	JPY	63,482,889	8,737
BNP Paribas Brokerage Services, Inc.	4/9/2021	AUD	2,894,807	USD	2,232,516	(33,644)
BNP Paribas Brokerage Services, Inc.	4/9/2021	CAD	561,922	USD	444,948	2,208
BNP Paribas Brokerage Services, Inc.	4/9/2021	EUR	4,073,212	USD	4,889,069	(111,527)
BNP Paribas Brokerage Services, Inc.	4/9/2021	GBP	1,124,453	USD	1,539,864	10,347
BNP Paribas Brokerage Services, Inc.	4/9/2021	JPY	394,043,627	USD	3,649,128	(90,018)
BNP Paribas Brokerage Services, Inc.	4/9/2021	MXN	4,843,839	USD	236,565	184
BNP Paribas Brokerage Services, Inc.	4/9/2021	NOK	27,544,944	USD	3,242,780	(22,296)
BNP Paribas Brokerage Services, Inc.	4/9/2021	NZD	2,464,703	USD	1,764,517	(43,177)
BNP Paribas Brokerage Services, Inc.	4/9/2021	USD	1,264,839	AUD	1,632,753	24,613
BNP Paribas Brokerage Services, Inc.	4/9/2021	USD	1,378,431	CAD	1,725,319	5,491
BNP Paribas Brokerage Services, Inc.	4/9/2021	USD	2,237,528	EUR	1,841,240	77,905
BNP Paribas Brokerage Services, Inc.	4/9/2021	USD	1,400,350	GBP	1,013,461	3,156
BNP Paribas Brokerage Services, Inc.	4/9/2021	USD	2,360,065	JPY	253,904,058	66,734
BNP Paribas Brokerage Services, Inc.	4/9/2021	USD	458,396	NOK	3,856,429	7,513
BNP Paribas Brokerage Services, Inc.	4/9/2021	USD	1,231,340	NZD	1,707,063	39,134
Brown Brothers Harriman & Co.	4/9/2021	AUD	2,537,663	USD	1,971,049	(43,460)
Brown Brothers Harriman & Co.	4/9/2021	CAD	2,837,037	USD	2,273,953	(16,354)
Brown Brothers Harriman & Co.	4/9/2021	CHF	286,720	USD	319,983	(16,549)
Brown Brothers Harriman & Co.	4/9/2021	EUR	874,244	USD	1,038,137	(12,720)
Brown Brothers Harriman & Co.	4/9/2021	GBP	167,489	USD	233,351	(2,444)
Brown Brothers Harriman & Co.	4/9/2021	JPY	107,723,433	USD	992,079	(19,092)
Brown Brothers Harriman & Co.	4/9/2021	NOK	10,194,924	USD	1,195,487	(3,523)
Brown Brothers Harriman & Co.	4/9/2021	NZD	553,428	USD	398,231	(11,719)
Brown Brothers Harriman & Co.	5/7/2021	PLN	244	USD	65	(3)
Brown Brothers Harriman & Co.	4/9/2021	USD	2,165,564	CAD	2,740,730	(15,398)
Brown Brothers Harriman & Co.	4/9/2021	USD	2,056,746	EUR	1,709,921	51,149
Brown Brothers Harriman & Co.	4/9/2021	USD	573,675	GBP	412,859	4,493
Brown Brothers Harriman & Co.	4/9/2021	USD	555,422	JPY	58,658,234	25,604
Brown Brothers Harriman & Co.	4/9/2021	USD	2,530,948	NOK	21,487,372	18,700
Brown Brothers Harriman & Co.	4/9/2021	USD	241,632	NZD	337,664	5,809
Brown Brothers Harriman & Co.	4/9/2021	USD	1,277,958	SEK	10,649,820	58,427
CIBC, Toronto	6/16/2021	USD	246,793	JPY	26,746,501	5,057
Citigroup	6/16/2021	AUD	1,160,000	USD	895,013	(13,641)
Citigroup	4/9/2021	CAD	544,281	USD	425,450	7,667
Citigroup	4/9/2021	COP	476,957	USD	132	(2)
Citigroup	4/9/2021	EUR	1,830,000	USD	2,168,550	(22,243)
Citigroup	4/9/2021	GBP	322,512	USD	452,092	(7,465)
Citigroup	4/9/2021	NZD	750,362	USD	539,515	(15,465)
Citigroup	6/16/2021	NZD	178,181	USD	125,648	(1,231)
Citigroup	5/7/2021	TRY	1,711,540	USD	226,676	(24,985)
Citigroup	4/9/2021	USD	1,082,897	CAD	1,372,637	(9,392)
Citigroup	4/9/2021	USD	676,644	EUR	556,129	24,350
Citigroup	4/9/2021	USD	712,479	GBP	512,405	6,059
Citigroup	4/9/2021	USD	2,198,268	NOK	18,781,285	2,408
Citigroup	4/9/2021	USD	1,643,122	NZD	2,293,662	41,237
Goldman Sachs Bank, USA	6/16/2021	GBP	580,000	USD	804,924	(5,141)
Goldman Sachs Bank, USA	6/16/2021	USD	891,560	AUD	1,160,000	10,188
HSBC Bank, USA	5/7/2021	USD	498,959	TRY	3,819,841	48,822
JPMChase, New York	6/16/2021	CAD	1,457,968	USD	1,163,333	(3,062)
JPMChase, New York	6/16/2021	USD	706,845	EUR	602,500	(879)
JPMChase, New York	5/7/2021	USD	285,126	RUB	21,229,992	5,691
Morgan Stanley Capital	4/9/2021	CLP	174,021,945	USD	236,565	5,009
Morgan Stanley Capital	4/9/2021	EUR	54,605	USD	65,090	(1,042)
Morgan Stanley Capital	4/9/2021	GBP	169,215	USD	236,515	(3,230)
Morgan Stanley Capital	4/9/2021	USD	539,254	AUD	695,565	10,909
Morgan Stanley Capital	6/16/2021	USD	618,201	AUD	800,593	9,908
Morgan Stanley Capital	4/9/2021	USD	163,565	JPY	17,307,594	7,238
Morgan Stanley Capital	4/9/2021	USD	240,722	MXN	4,851,667	3,590
Morgan Stanley Capital	4/9/2021	USD	1,610,447	NOK	13,748,309	3,030
Morgan Stanley Capital	4/9/2021	USD	478,074	NZD	669,432	10,545
Morgan Stanley Capital	5/7/2021	USD	239,026	ZAR	3,586,552	(2,736)
Standard Chartered Securities N.A.	6/16/2021	EUR	1,205,000	USD	1,436,086	(20,637)
Standard Chartered Securities N.A.	4/9/2021	GBP	227,867	USD	317,788	(3,643)
Standard Chartered Securities N.A.	4/9/2021	NZD	602,093	USD	420,499	1
Standard Chartered Securities N.A.	4/9/2021	USD	865,290	AUD	1,130,352	6,683
Standard Chartered Securities N.A.	4/9/2021	USD	787,103	GBP	567,924	4,142
Standard Chartered Securities N.A.	5/7/2021	USD	156	IDR	2,245,940	2
Standard Chartered Securities N.A.	4/9/2021	USD	777,158	JPY	82,922,249	28,182
Standard Chartered Securities N.A.	4/9/2021	USD	289,883	PEN	1,056,768	7,589
Standard Chartered Securities N.A.	5/7/2021	USD	158,106	TRY	1,323,792	2,108
State Street Bank, Boston	4/9/2021	AUD	1,624,957	USD	1,259,495	(25,191)
State Street Bank, Boston	4/9/2021	CAD	3,039,142	USD	2,387,798	30,628
State Street Bank, Boston	4/9/2021	CHF	1,622,282	USD	1,805,049	(88,202)
State Street Bank, Boston	4/9/2021	EUR	620,104	USD	743,714	(16,383)
State Street Bank, Boston	4/9/2021	GBP	1,395,499	USD	1,944,477	(20,592)
State Street Bank, Boston	4/9/2021	JPY	146,768,551	USD	1,365,266	(39,612)
State Street Bank, Boston	6/16/2021	JPY	64,978,685	USD	599,167	(11,885)
State Street Bank, Boston	4/9/2021	NOK	14,624,591	USD	1,717,531	(7,661)
State Street Bank, Boston	4/9/2021	NZD	3,438,653	USD	2,499,938	(98,396)
State Street Bank, Boston	4/9/2021	SEK	10,669,918	USD	1,268,541	(46,709)
State Street Bank, Boston	4/9/2021	USD	2,237,649	AUD	2,875,739	53,261
State Street Bank, Boston	4/9/2021	USD	2,684,835	CAD	3,392,684	(14,926)
State Street Bank, Boston	4/9/2021	USD	2,014,207	CHF	1,827,472	80,208
State Street Bank, Boston	4/9/2021	USD	1,362,266	EUR	1,125,578	42,056
State Street Bank, Boston	4/9/2021	USD	689,191	GBP	499,635	375
State Street Bank, Boston	4/9/2021	USD	1,090,821	JPY	117,270,684	31,600
State Street Bank, Boston	4/9/2021	USD	329,193	NOK	2,804,523	1,295
State Street Bank, Boston	4/9/2021	USD	1,573,322	NZD	2,199,910	36,914
UBS AG, Stamford	6/16/2021	USD	343,801	GBP	247,283	2,814
						712

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
GBP - British Pound
IDR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Sedish Krona
TRY - Turkish Lira
USD - U.S. Dollar
ZAR - South African Rand

The average monthly notional value of forward foreign currency contracts purchased and sold during the three months ended March 31, 2021 were $50,282,222 and $44,912,848, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2021 (Unaudited)
			Notional
WRITTEN OPTIONS	Counterparty	Contracts	Amount	Value
Currency Call Options
U.S Dollar, 3/31/21 at 1.205 EUR	Citibank N.A.	1,985,000	$1,985,000	$-

Currency Put Options
Australian Dollar, 4/15/21 at 0.766	Citibank N.A.	4,063,000	$4,063,000	$(52,795)
U.S Dollar, 3/31/21 at 1.185 EUR	Citibank N.A.	1,830,000	1,830,000	(21,501)
			$5,893,000	$(74,296)
Total Written Options (Premiums Received $77,257)			$7,878,000	$(74,296)

AUD - Australian Dollar
EUR - Euro

The average monthly notional amount of written options contracts during the three months ended March 31, 2021 was $7,750,667.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
March 31, 2021 (Unaudited)

			Pay						Upfront
	Reference		Fixed	Termination	Payment	Notional			Premium	Unrealized
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value		Received	Depreciation
Morgan Stanley Capital	Prudential Financial, Inc.	Buy	1.000%	12/20/2024	Quarterly	445,000	$(9,805)	$	$ 9,293	$ (512)
Total Credit Default Swap Contracts							$(9,805)	$	$ 9,293	$ (512)

The average monthly notional amount of credit default swap contracts during the three months ended March 31, 2021 was $445,000.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAPS
March 31, 2021 (Unaudited)
							Unrealized
	Pay (Receive)	Pay (Receive)	Termination	Payment	Notional		Appreciation
Counterparty	Floating Rate	Fixed Rate	Date	Frequency	Value	Value	(Depreciation)
Morgan Stanley Capital	(3MO LIBOR)	1.7292%	04/21/2031	Quarterly	$95,800	$533	$533
Morgan Stanley Capital	(3MO LIBOR)	1.7699%	04/21/2031	Quarterly	97,000	167	167
Morgan Stanley Capital	3MO LIBOR	(1.7145%)	04/21/2031	Quarterly	97,000	(674)	(674)
Morgan Stanley Capital	3MO LIBOR	(1.65465%)	04/21/2031	Quarterly	111,000	(1,399)	(1,399)
Morgan Stanley Capital	(3MO LIBOR)	1.7094%	04/21/2031	Quarterly	114,000	847	847
Morgan Stanley Capital	(3MO LIBOR)	1.7508%	04/21/2031	Quarterly	105,000	370	370
Morgan Stanley Capital	(3MO LIBOR)	1.783%	04/21/2031	Quarterly	96,000	-	-
Total Interest Rate Swap Contracts							$(156)

LIBOR - London Interbank Offered Rate.

The average monthly notional value of interest rate swaps during the three months ended March 31, 2021 was $1,873,459.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CREDIT DEFAULT SWAPTIONS
March 31, 2021 (Unaudited)
							Upfront
			Exercise	Expiration	Notional		Premium	Unrealized
Counterparty	Description	Protection	Price	Date	Value	Value	Paid	Depreciation
JPMChase, New York	CDX North American High Yield Index	Buy	$105.50	05/19/2021	$2,271,000	$7,209	$17,497	$(10,288)
Total Credit Default Swaptions								$(10,288)

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS SOLD
March 31, 2021 (Unaudited)

		Exercise	Expiration	Notional		Unrealized
Counterparty	Description	Rate	Date	Value	Value	Depreciation
Calls
BNP Paribas Brokerage Services, Inc.	Interest Rate, 3MO LIBOR	1.660%	04/19/2021	$590,000	$(1,525)	$(1,525)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	1.740%	09/23/2021	2,239,000	(12,321)	(12,321)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	2.200%	04/28/2021	227,000	(4,732)	(4,732)
Puts
BNP Paribas Brokerage Services, Inc.	Interest Rate, 3MO LIBOR	1.660%	04/19/2021	590,000	(8,661)	(8,661)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	2.740%	09/23/2021	2,239,000	(26,953)	(26,953)
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	2.200%	04/28/2021	227,000	(4,874)	(4,874)
Total Interest Rate Swaptions Sold						$(45,220)

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of swaptions purchased and sold during the three months ended March 31, 2021 were $3,201,333 and $6,497,667, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Trustees of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2021, there have been no significant changes to the Fund's fair value methodologies.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$26,852,898	$-	$26,852,898
Agency Mortgage-Backed Obligations	-	16,994,851	-	16,994,851
Non-Agency Mortgage-Backed Obligations	-	40,500,224	-	40,500,224
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	6,332,109	-	6,332,109
Asset-Backed Securities	-	20,971,935	-	20,971,935
Collateralized Loan Obligations	-	15,549,964	-	15,549,964
Corporate Bonds	-	55,921,879	-	55,921,879
Foreign Bonds	-	65,367,319	-	65,367,319
Bank Loans	-	15,984,008	-	15,984,008
Common Stocks	3,459,637	-	-	3,459,637
Preferred Stocks	3,740,607	-	-	3,740,607
Purchased Options	-	114,044	-	114,044
Affiliated Registered Investment Companies	18,796,102	-	-	18,796,102
Total	$25,996,346	$264,589,231	$-	$290,585,577
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$948,533	$-	$948,533
Unrealized appreciation on futures contracts	778,990	-	-	778,990
Unrealized appreciation on swap contracts	-	1,917	-	1,917
Total Assets	$778,990	$950,450	$-	$1,729,440

Liabilities
Written Options	$-	$(74,296)	$-	$(74,296)
Unrealized depreciation on forward currency contracts	-	(947,821)	-	(947,821)
Unrealized depreciation on futures contracts	(457,063)	-	-	(457,063)
Unrealized depreciation on swap contracts	-	(2,585)	-	(2,585)
Unrealized depreciation on swaption contracts	-	(55,508)	-	(55,508)
Total Liabilities	$(457,063)	$(1,080,210)	$-	$(1,537,273)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type.Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2021.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the three months ended March 31, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the three months ended
March 31, 2021 and the value of such investments as of Macrh 31, 2021 were as follows:
Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2021	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$ 5,544,550	$ 93,185	$ (300,000)	$ 18,607	$ (342,086)	$ 5,014,256	$ 68,457
Voya Floating Rate Fund - Class P	9,793,585	126,576	-	-	65,750	9,985,911	96,092
Voya High Yield Bond Fund - Class P	3,752,640	76,221	-	-	(32,926)	3,795,935	56,326
	$ 19,090,775	$ 295,982	$ (300,000)	$ 18,607	$ (309,262)	$ 18,796,102	$ 220,875